              As filed with the Securities and Exchange Commission
                              on February 15, 2002
                      Registration No. 333-40265; 811-08481
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                         ------------------------------
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [_]

                         Post-Effective Amendment No. 9                      [X]

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [_]

                                Amendment No. 10                             [X]

                        (Check appropriate box or boxes)

                            -----------------------
                         NATIONS SEPARATE ACCOUNT TRUST
                        (formerly Nations Annuity Trust)
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)

                           -----------------------
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:
         Robert M. Kurucza, Esq.               Carl Frischling, Esq.
         Marco E. Adelfio, Esq.                Kramer, Levin, Naftalis & Frankel
         Morrison & Foerster LLP               919 3rd Avenue
         2000 Pennsylvania Ave., N.W.          New York, New York 10022
         Suite 5500
         Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

[_] Immediately upon filing pursuant   [_] on (date) pursuant to Rule 485(b), or
    to Rule 485(b); or

[X] 60 days after filing pursuant      [_] on (date) pursuant to Rule 485(a)(1)
    to   Rule 485(a), or

[_] 75 days after filing pursuant      [_] on (date) pursuant to paragraph
    to paragraph (a)(2) Rule 485           (a)(2) of

                                EXPLANATORY NOTE
                                ----------------

     This Post-Effective Amendment No. 9 to the Registration Statement of Nations Separate Account Trust (the "Trust") is being filed for the purpose of modifying the name and principal investment strategies of Nations Marsico Growth and Income Portfolio. The Statement of Additional Information is hereby incorporated by reference to the Trust's Post-Effective Amendment No. 8 filed April 30, 2001.

                         NATIONS SAPARATE ACCOUNT TRUST
                              CROSS REFERENCE SHEET

Part A
Item No.                                                         Prospectus
--------                                                         -----------
 1.  Front and Back Cover Pages ..............................   Front and Back Cover Pages

 2.  Risk/Return Summary: Investments, Risks,
     and Performance .........................................   About this Prospectus

 3.  Risk/Return Summary: Fee Table ..........................   Not Applicable

 4.  Investment Objectives, Principal Investment
     Strategies, and Related Risks ...........................   About the Equity Portfolios; About
                                                                 the Managed Index Portfolios; About the Balanced Portfolio; About
                                                                 the International Portfolio; Other Important Information

 5.  Management's Discussion of Fund Performance .............   Not Applicable

 6.  Management, Organization, and Capital Structure .........   How the Portfolios are Managed; About Your Investment:
                                                                 Information for Investors

 7.  Shareholder Information .................................   About Your Investment: Information for Investors

 8.  Distribution Arrangements ...............................   About Your Investment: Information for Investors

 9.  Financial Highlights Information ........................   About Your Investment: Financial Highlights

Part B
Item No.
--------

10.  Cover Page and Table of Contents ........................   Cover Page and Table of Contents

11.  Fund History ............................................   Introduction

12.  Description of the Fund and Its Investments and Risks ...   Additional Information on Portfolio Investments

13.   Management of the Fund ......................................    Trustees And Officers; Investment Advisory, Administration,
                                                                       Custody Transfer Agency, Shareholder Servicing and
                                                                       Distribution Agreements

14.   Control Persons and Principal Holders of Securities .........    Not Applicable

15.   Investment Advisory and Other Services ......................    Investment Advisory, Administration, Custody, Transfer
                                                                       Agency, Shareholder Servicing And Distribution Agreements

16.   Brokerage Allocation and Other Practices ....................    Portfolio Transactions and Brokerage--General Brokerage
                                                                       Policy

17.   Capital Stock and Other Securities ..........................    Description Of Shares; Investment Advisory, Administration,
                                                                       Custody, Transfer Custody, Transfer Agency, Shareholder
                                                                       Servicing And Distribution Agreements

18.   Purchase, Redemption and Pricing of Shares ..................    Net Asset Value -- Purchases And Redemptions; Distributor

19.   Taxation of the Fund ........................................    Additional Information Concerning Taxes

20.   Underwriters ................................................    Investment Advisory, Administration Custody, Transfer Agency
                                                                       Shareholder Servicing And Distribution Agreements;
                                                                       Distributor

21.   Calculation of Performance Data .............................    Additional Information on Performance

22.   Financial Statements ........................................    Independent Accountant and

                                                                             Reports

Part C
Item No.                                                               Other Information
--------                                                               -----------------

                                                                       Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this
                                                                       Document

                                    [GRAPHIC]

   NOT FDIC
   INSURED

   MAY LOSE VALUE
   NO BANK GUARANTEE

   NATIONS FUNDS



 THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Nations Separate Account Trust
PROSPECTUS

                                                               MAY 1, 2002

STOCK PORTFOLIOS

NATIONS VALUE PORTFOLIO
NATIONS MARSICO 21ST CENTURY PORTFOLIO
NATIONS MARSICO FOCUSED EQUITIES PORTFOLIO
NATIONS MARSICO GROWTH PORTFOLIO
NATIONS CAPITAL GROWTH PORTFOLIO
NATIONS SMALL COMPANY PORTFOLIO
NATIONS MIDCAP GROWTH PORTFOLIO

INTERNATIONAL STOCK PORTFOLIOS

NATIONS INTERNATIONAL VALUE PORTFOLIO
NATIONS MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

BALANCED PORTFOLIO

NATIONS ASSET ALLOCATION PORTFOLIO

CORPORATE BOND PORTFOLIO

NATIONS HIGH YIELD BOND PORTFOLIO

An Overview of the Portfolios
--------------------------------------------------------------------------------


[Graphic]
     TERMS USED IN THIS PROSPECTUS

     IN THIS PROSPECTUS, we, us AND our REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN italics WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN Terms used in this prospectus.


     [Graphic]
      YOU'LL FIND Terms used in this prospectus ON PAGE 53.

     YOUR INVESTMENT IN THESE PORTFOLIOS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N. A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

     AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE PORTFOLIOS.



This booklet, which is called a prospectus, tells you about eleven Nations Separate Account Trust Portfolios. The Portfolios are the underlying investment vehicles for certain variable annuity and/or variable life insurance separate accounts issued by leading life insurance companies. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

ABOUT THE PORTFOLIOS
Each group of Portfolios has a different investment focus:

  .Stock Portfolios invest primarily in equity securities of U.S. companies

  .International Stock Portfolios invest primarily in equity securities of companies outside the United States

  .Balanced Portfolios invest in a mix of equity and fixed income securities, as well as money market instruments

  .Corporate Bond Portfolios focus on the potential to earn income by investing primarily in fixed income securities. Nations High Yield Bond Portfolio focuses on the potential to earn income by investing primarily in high yield debt securities, which are often referred to as "junk bonds"

The Portfolios also have different risk/return characteristics because they invest in different kinds of securities.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk. Foreign securities also involve special risks not associated with investing in the U.S. stock market, which you need to be aware of before you invest.

High yield debt securities, like all fixed income securities, have the potential to increase in value because when interest rates fall, the value of these securities tends to rise. When interest rates rise, however, the value of these securities tends to fall. Other things can also affect the value of high yield debt securities, most importantly credit risk. High yield debt securities are generally more sensitive to credit risk than other types of fixed income securities.

In every case, there's a risk that you'll lose money or you may not earn as much as you expect.

CHOOSING THE RIGHT PORTFOLIOS FOR YOU
Not every Portfolio is right for every investor. When you're choosing a Portfolio to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Stock and International Stock Portfolios generally focus on long-term growth. They may be suitable for you if:

  .you have longer-term investment goals

  .they're part of a balanced portfolio

  .you want to try to protect your portfolio against a loss of buying power that inflation can cause over time

They may not be suitable for you if:

  .you're not prepared to accept or are unable to bear the risks associated with equity securities, including foreign securities

  .you have short-term investment goals

  .you're looking for a regular stream of income

Nations Asset Allocation Portfolio invests in a mix of equity and fixed income securities, as well as money market instruments. It may be suitable for you if:

  .you're looking for both long-term growth and income

  .you want a diversified portfolio in a single mutual fund

It may not be suitable for you if:

  .you're not prepared to accept or are unable to bear the risks associated with equity and fixed income securities

  .you have short-term investment goals

  .you're looking for a regular stream of income

Nations High Yield Bond Portfolio focuses on the potential to earn income. It may be suitable for you if:

  .you're looking for income

  .you have longer-term investment goals

It may not be suitable for you if:

  .you're not prepared to accept or are unable to bear the risks associated with fixed income securities, particularly high yield debt securities

  .you're seeking preservation of capital and stability of share price

You'll find a discussion of each Portfolio's principal investments, strategies and risks in the portfolio descriptions that start on page 6.

FOR MORE INFORMATION
If you have any questions about the Portfolios, please call us at
1.800.321.7854 or contact your investment professional.

You'll find more information about the Portfolios in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Portfolio's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside
--------------------------------------------------------------------------------


[Graphic]
     BANC OF AMERICA ADVISORS, LLC

     BANC OF AMERICA ADVISORS, LLC (BA ADVISORS) IS THE INVESTMENT ADVISER TO EACH OF THE PORTFOLIOS. BA ADVISORS IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH PORTFOLIO. BA ADVISORS AND NATIONS FUNDS HAVE ENGAGED SUB-ADVISERS, WHICH ARE RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR EACH OF THE PORTFOLIOS.

     [Graphic]
     YOU'LL FIND MORE ABOUT BA
     ADVISORS AND THE
     SUB-ADVISERS STARTING ON
     PAGE 37.


[Graphic]
        About the Portfolios

           NATIONS VALUE PORTFOLIO                                6
           Sub-adviser: Banc of America Capital Management, LLC
           ---------------------------------------------------------
           NATIONS MARSICO 21ST CENTURY PORTFOLIO                 8
           Sub-adviser: Marsico Capital Management, LLC
           ---------------------------------------------------------
           NATIONS MARSICO FOCUSED EQUITIES PORTFOLIO            11
           Sub-adviser: Marsico Capital Management, LLC
           ---------------------------------------------------------
           NATIONS MARSICO GROWTH PORTFOLIO                      14
           Sub-adviser: Marsico Capital Management, LLC
           ---------------------------------------------------------
           NATIONS CAPITAL GROWTH PORTFOLIO                      17
           Sub-adviser: Banc of America Capital Management, LLC
           ---------------------------------------------------------
           NATIONS SMALL COMPANY PORTFOLIO                       20
           Sub-adviser: Banc of America Capital Management, LLC
           ---------------------------------------------------------
           NATIONS MIDCAP GROWTH PORTFOLIO                       23
           Sub-adviser: Banc of America Capital Management, LLC
           ---------------------------------------------------------
           NATIONS INTERNATIONAL VALUE PORTFOLIO                 25
           Sub-adviser: Brandes Investment Partners, L.P.
           ---------------------------------------------------------
           NATIONS MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO 27
           Sub-adviser: Marsico Capital Management, LLC
           ---------------------------------------------------------
           NATIONS ASSET ALLOCATION PORTFOLIO                    30
           Sub-advisers: Banc of America Capital Management, LLC
           ---------------------------------------------------------
           NATIONS HIGH YIELD BOND PORTFOLIO
           Sub-adviser: MacKay Shields LLC                       33
           ---------------------------------------------------------
           OTHER IMPORTANT INFORMATION                           35
           ---------------------------------------------------------
           HOW THE PORTFOLIOS ARE MANAGED                        37

[Graphic]
        About your investment

             INFORMATION FOR INVESTORS
               Buying, selling and transferring shares           45
               How selling and servicing agents are paid         46
               Distributions and taxes                           47
             ------------------------------------------------------
             FINANCIAL HIGHLIGHTS                                48
             ------------------------------------------------------
             TERMS USED IN THIS PROSPECTUS                       53
             ------------------------------------------------------
             WHERE TO FIND MORE INFORMATION              BACK COVER

[Graphic]
     ABOUT THE SUB-ADVISER

     BANC OF AMERICA CAPITAL MANAGEMENT, LLC (BACAP) IS THIS PORTFOLIO'S SUB-ADVISER. BACAP'S VALUE STRATEGIES TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE PORTFOLIO.

[Graphic]
     YOU'LL FIND MORE ABOUT
     BACAP ON PAGE 38.

[GraphWiHcA]T IS VALUE INVESTING?

     VALUE INVESTING MEANS LOOKING FOR "UNDERVALUED" COMPANIES--QUALITY COMPANIES THAT MAY BE CURRENTLY OUT OF FAVOR AND SELLING AT A REDUCED PRICE, BUT THAT HAVE GOOD POTENTIAL TO INCREASE IN VALUE.

     THE TEAM USES FUNDAMENTAL AND QUANTITATIVE ANALYSIS TO HELP DECIDE WHETHER THE CURRENT STOCK PRICE OF A COMPANY MAY BE LOWER THAN THE COMPANY'S TRUE VALUE, AND THEN LOOKS FOR THINGS THAT COULD TRIGGER A RISE IN PRICE, LIKE A NEW PRODUCT LINE, NEW PRICING OR A CHANGE IN MANAGEMENT. THIS TRIGGER IS OFTEN CALLED A "CATALYST."




NATIONS VALUE PORTFOLIO

[GraphIiNcV]ESTMENT OBJECTIVE
     The Portfolio seeks growth of capital by investing in companies that are believed to be undervalued.

[Graphic]

     PRINCIPAL INVESTMENT STRATEGIES
     The Portfolio normally invests at least 65% of its assets in common stocks of U.S. companies. It generally invests in companies in a broad range of industries with market capitalizations of at least $1 billion and daily trading volumes of at least $3 million.

The Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The management team uses fundamental and quantitative analysis to identify stocks of companies that it believes are undervalued and have the potential for price appreciation, looking at, among other things:

  .mature, fundamentally sound businesses that are believed to be attractively priced due to investor indifference or unpopularity

  .various measures of relative valuation, including expected cash flow return
   (based upon the company's expected earnings and dividends), price-to-earnings ratio, price-to-current book value ratio, dividend yield, and enterprise value-to-EBITDA (earnings before interest, taxes, depreciation and amortization) ratio. The team believes that companies with lower relative valuations are generally more likely to provide better opportunities for capital appreciation

  .the stock's estimated intrinsic valuation per share, relative to its current stock price

  .a potential "catalyst" for improved stock valuation and stock price appreciation. This could take the form of anticipated earnings growth, company restructuring, changes in management, new product opportunities, business model changes, or other anticipated improvements in micro and macroeconomic factors

The team may sell a security when its price reaches the target set by the team, there is a deterioration in the company's financial situation, when the team believes other investments are more attractive, or for other reasons.

   [Graphic]


     YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS PORTFOLIO STARTING ON PAGE 35 AND IN THE SAI.



[Graphic]

     MANY THINGS AFFECT A PORTFOLIO'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE PORTFOLIO'S HOLDINGS AND PORTFOLIO EXPENSES.



[GraphRiIcS]KS AND OTHER THINGS TO CONSIDER
     Nations Value Portfolio has the following risks:

      .Investment strategy risk - The team chooses stocks that it believes are undervalued, with the expectation that they will rise in value. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

      .Stock market risk - The value of the stocks the Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

[GraphAicL]OOK AT THE PORTFOLIO'S PERFORMANCE
     The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. A Portfolio's past performance is no guarantee of how it will perform in the future.

     YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR
     The bar chart shows you how the performance of the Portfolio has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                    [CHART]

2.50%    7.47%
1999     2000


     BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

            Best: 4th quarter 1998:   19.00%
            Worst: 3rd quarter 1998: -11.67%

     AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000
     The table shows the Portfolio's average annual total return for each period, compared with the S&P 500 and the S&P/BARRA Value Index. The S&P 500 is an unmanaged index of 500 widely held common stocks. The S&P/BARRA Value Index is an unmanaged index of a group of stocks from the S&P 500 that have low price-to-book ratios relative to the S&P 500 as a whole. These indices are not available for investment.

                                                    Since
                                           1 year inception*
                   NATIONS VALUE PORTFOLIO  7.47%    5.21%
                   S&P 500                 -9.10%    8.19%
                   S&P/BARRA VALUE INDEX    6.08%    7.80%

  *Theinception date of Nations Value Portfolio is March 27, 1998. The returns for the indices shown are from that date.

[Graphic]
     ABOUT THE SUB-ADVISER

     MARSICO CAPITAL MANAGEMENT, LLC (MARSICO CAPITAL) IS THE PORTFOLIO'S SUB-ADVISER. JAMES A. HILLARY IS ITS PORTFOLIO MANAGER AND MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE PORTFOLIO.

   [Graphic]
     YOU'LL FIND MORE ABOUT
     MARSICO CAPITAL AND
     MR. HILLARY ON PAGE 39.

[Graphic]
     WHAT IS A MULTI-CAP PORTFOLIO?

     A MULTI-CAP PORTFOLIO INVESTS IN COMPANIES ACROSS THE CAPITALIZATION SPECTRUM--SMALL, MEDIUM-SIZED AND LARGE COMPANIES. AS A MULTI-CAP PORTFOLIO, THIS PORTFOLIO MAY INVEST IN LARGE, ESTABLISHED AND WELL-KNOWN U.S. AND FOREIGN COMPANIES, AS WELL AS SMALL, NEW AND RELATIVELY UNKNOWN COMPANIES THAT ARE BELIEVED TO HAVE THE POTENTIAL TO GROW SIGNIFICANTLY.


NATIONS MARSICO 21ST CENTURY PORTFOLIO

[GraphIiNcV]ESTMENT OBJECTIVE
     The Portfolio seeks long-term growth of capital.

[GraphPiRcI]NCIPAL INVESTMENT STRATEGIES
     The Portfolio is an aggressive growth portfolio that primarily invests in equity securities of companies of any capitalization size. The Portfolio will focus on paradigm shifting technologies and companies seeking to take advantage of technological innovations in the way business is conducted. The Portfolio may invest without limit in foreign securities.

The Portfolio also may invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Marsico Capital uses an approach that combines "top-down" economic analysis with "bottom-up" stock selection. The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, Marsico Capital also examines such factors as the most attractive global investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, Marsico Capital identifies sectors, industries and companies which it believes should benefit from the overall trends that Marsico Capital has observed.

Marsico Capital then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company is suitable for investment, Marsico Capital focuses on a number of different attributes including the company's specific market expertise or dominance, its franchise durability and pricing power, solid fundamentals (strong balance sheet, improving returns on equity, ability to generate free cash flow), strong management and reasonable valuations in the context of projected growth rates.

As part of this fundamental, "bottom-up" research, Marsico Capital may visit with various levels of a company's management as well as with its customers, suppliers and competitors. Marsico Capital also prepares detailed earnings and cash flow models of companies. These models permit Marsico Capital to project earnings growth and other important characteristics under different scenarios. Each model is customized to follow a particular company and is intended to replicate and describe a company's past, present and future performance. The models are comprised of quantitative information and detailed narratives that reflect updated interpretations of corporate data.

Marsico Capital may sell a security when it believes there is a deterioration in the company's financial situation, the security is overvalued, when there is a negative development in the company's competitive, regulatory or economic environment, or for other reasons.

   [Graphic]


     YOU'LL FIND MORE ABOUT
     OTHER RISKS OF INVESTING IN
     THIS PORTFOLIO STARTING ON
     PAGE 35 AND IN THE SAI.



[GraphRiIcS]KS AND OTHER THINGS TO CONSIDER
     Nations Marsico 21st Century Portfolio has the following risks:

      .Investment strategy risk - There is a risk that the value of the Portfolio's investments will not rise as high as Marsico Capital expects, or will fall.

      .Stock market risk - The value of any stocks the Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Small company risk - Stocks of smaller companies tend to have greater price swings than stocks of larger companies because they trade less frequently and in lower volumes. These securities may have a higher potential for gains but also carry more risk.

      .Technology and technology-related risk - The Portfolio may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

      .Foreign investment risk - Because the Portfolio may invest without limitation in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including withholding taxes, also may apply to some foreign investments.

[Graphic]
     MANY THINGS AFFECT A PORTFOLIO'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE PORTFOLIO'S HOLDINGS AND PORTFOLIO EXPENSES.

     PRIOR TO MAY 1, 2001, THE PORTFOLIO HAD A DIFFERENT NAME, INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES.



[GraphAicL]OOK AT THE PORTFOLIO'S PERFORMANCE
     The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. A Portfolio's past performance is no guarantee of how it will perform in the future.

     YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR
     The bar chart shows you how the performance of the Portfolio has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.
                                        [CHART]

      9.75%    -27.17%
      1999      2000




     BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

             BEST: 4TH QUARTER 1998:   23.48%
             Worst: 4th quarter 2000: -23.49%

     AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000
     The table shows the Portfolio's average annual total return for each period, compared with the S&P 500, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The index is not available for investment.

                                                            Since
                                                  1 year  inception*
           NATIONS MARSICO 21ST CENTURY PORTFOLIO -27.17%   -5.67%
           S&P 500                                 -9.10%    8.19%

  *Theinception date of Nations Marsico 21st Century Portfolio is March 27,
      1998. The returns for the indices shown are from that date.

[Graphic]
     ABOUT THE SUB-ADVISER
     MARSICO CAPITAL IS THE PORTFOLIO'S SUB-ADVISER. THOMAS F. MARSICO IS THE PORTFOLIO MANAGER AND MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE PORTFOLIO.

   [Graphic]
     YOU'LL FIND MORE ABOUT
     MARSICO CAPITAL AND
     MR. MARSICO ON PAGE 39.

[Graphic]
     WHAT IS A FOCUSED PORTFOLIO?

     A FOCUSED PORTFOLIO INVESTS IN A SMALL NUMBER OF COMPANIES WITH EARNINGS THAT ARE BELIEVED TO HAVE THE POTENTIAL TO GROW SIGNIFICANTLY. THIS PORTFOLIO FOCUSES ON LARGE, ESTABLISHED AND WELL-KNOWN U.S. COMPANIES.

     BECAUSE A FOCUSED
     PORTFOLIO HOLDS FEWER
     INVESTMENTS THAN OTHER
     KINDS OF PORTFOLIOS, IT
     CAN HAVE GREATER PRICE
     SWINGS THAN MORE
     DIVERSIFIED PORTFOLIOS.
     IT MAY EARN RELATIVELY
     HIGHER RETURNS WHEN ONE
     OF ITS INVESTMENTS
     PERFORMS WELL, OR
     RELATIVELY LOWER RETURNS
     WHEN AN INVESTMENT
     PERFORMS POORLY.



NATIONS MARSICO FOCUSED EQUITIES PORTFOLIO

[GraphIiNcV]ESTMENT OBJECTIVE
     The Portfolio seeks long-term growth of capital.

[Graphic]

     PRINCIPAL INVESTMENT STRATEGIES
     The Portfolio normally invests at least 65% of its assets in common stocks of large companies. The Portfolio, which is non-diversified, generally holds a core position of 20 to 30 common stocks. It may invest up to 25% of its assets in foreign securities.

The Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Marsico Capital uses an approach that combines "top-down" economic analysis with "bottom-up" stock selection. The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, Marsico Capital also examines such factors as the most attractive global investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, Marsico Capital identifies sectors, industries and companies which it believes should benefit from the overall trends that Marsico Capital has observed.

Marsico Capital then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company is suitable for investment, Marsico Capital focuses on a number of different attributes including the company's specific market expertise or dominance, its franchise durability and pricing power, solid fundamentals (strong balance sheet, improving returns on equity, ability to generate free cash flow), strong management and reasonable valuations in the context of projected growth rates.

As part of this fundamental, "bottom-up" research, Marsico Capital may visit with various levels of a company's management as well as with its customers, suppliers and competitors. Marsico Capital also prepares detailed earnings and cash flow models of companies. These models permit Marsico Capital to project earnings growth and other important characteristics under different scenarios. Each model is customized to follow a particular company and is intended to replicate and describe a company's past, present and future performance. The models are comprised of quantitative information and detailed narratives that reflect updated interpretations of corporate data.

Marsico Capital may sell a security when it believes there is a deterioration in the company's financial situation, the security is overvalued, when there is a negative development in the company's competitive, regulatory or economic environment, or for other reasons.

    [Graphic]


     YOU'LL FIND MORE ABOUT
     OTHER RISKS OF INVESTING IN
     THIS PORTFOLIO STARTING ON
     PAGE 35 AND IN THE SAI.




[GraphRiIcS]KS AND OTHER THINGS TO CONSIDER
     Nations Marsico Focused Equities Portfolio has the following risks:

      .Investment strategy risk - There is a risk that the value of the Portfolio's investments will not rise as high as Marsico Capital expects, or will fall.

      .Holding fewer investments - This Portfolio is considered to be non-diversified because it may hold fewer investments than other kinds of equity portfolios. This increases the risk that its value could go down significantly if even only one of its investments performs poorly. The value of the Portfolio will tend to have greater price swings than the value of more diversified equity portfolios. The Portfolio may become a diversified portfolio by limiting the investments in which more than 5% of its total assets are invested.

      .Stock market risk - The value of the stocks the Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Technology and technology-related risk - The Portfolio may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new markets entrants.

      .Foreign investment risk - Because the Portfolio may invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including withholding taxes, also may apply to some foreign investments.

[Graphic]
     MANY THINGS AFFECT A PORTFOLIO'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE PORTFOLIO'S HOLDINGS AND PORTFOLIO EXPENSES.

     FOR INFORMATION ABOUT THE PERFORMANCE OF OTHER DOMESTIC STOCK FUNDS MANAGED BY THOMAS MARSICO, SEE How the Portfolios are managed.



[GraphAicL]OOK AT THE PORTFOLIO'S PERFORMANCE
     The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. A Portfolio's past performance is no guarantee of how it will perform in the future.

     YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR
     The bar chart shows you how the performance of the Portfolio has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                    [CHART]

  53.28%     -15.82%
  1999        2000
     BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

                        BEST: 4TH QUARTER 1999:   32.37%
                        Worst: 4th quarter 2000: -11.79%

     AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000
     The table shows the Portfolio's average annual total return for each period, compared with the S&P 500, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The index is not available for investment.

                                                              Since
                                                    1 year  inception*
         NATIONS MARSICO FOCUSED EQUITIES PORTFOLIO -15.82%     20.61%
         S&P 500                                     -9.10%      8.19%

  *Theinception date of Nations Marsico Focused Equities Portfolio is March 27,
      1998. The return for the index shown is from that date.

[Graphic]
     ABOUT THE SUB-ADVISER

     MARSICO CAPITAL IS THE PORTFOLIO'S SUB-ADVISER. THOMAS F. MARSICO IS THE PORTFOLIO MANAGER AND MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE PORTFOLIO.

[Graphic]
     WHY INVEST IN A GROWTH
     PORTFOLIO?

     GROWTH PORTFOLIOS INVEST IN COMPANIES THAT HAVE THE POTENTIAL FOR SIGNIFICANT INCREASES IN REVENUE OR EARNINGS. THESE ARE TYPICALLY COMPANIES THAT ARE DEVELOPING OR APPLYING NEW TECHNOLOGIES, PRODUCTS OR SERVICES IN GROWING INDUSTRY SECTORS.

     WHILE THIS PORTFOLIO INVESTS IN A WIDE RANGE OF COMPANIES AND INDUSTRIES, IT HOLDS FEWER INVESTMENTS THAN OTHER KINDS OF PORTFOLIOS. THIS MEANS IT CAN HAVE GREATER PRICE SWINGS THAN MORE DIVERSIFIED PORTFOLIOS. IT ALSO MEANS IT MAY HAVE RELATIVELY HIGHER RETURNS WHEN ONE OF ITS INVESTMENTS PERFORMS WELL, OR RELATIVELY LOWER RETURNS WHEN AN INVESTMENT PERFORMS POORLY.


NATIONS MARSICO GROWTH PORTFOLIO

[Graphic]
     INVESTMENT OBJECTIVE
     The Fund seeks long-term growth of capital.

[Graphic]

     PRINCIPAL INVESTMENT STRATEGIES
     The Portfolio invests primarily in equity securities of large capitalization companies that are selected for their growth potential. It generally holds 35 to 50 securities. It may hold up to 25% of its assets in foreign securities.

The Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Marsico Capital uses an approach that combines "top-down" economic analysis with "bottom-up" stock selection. The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, Marsico Capital also examines such factors as the most attractive global investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, Marsico Capital identifies sectors, industries and companies which it believes should benefit from the overall trends observed.

Marsico Capital then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company is suitable for investment, Marsico Capital focuses on a number of different attributes including the company's specific market expertise or dominance, its franchise durability and pricing power, solid fundamentals (strong balance sheet, improving returns on equity, ability to generate free cash flow), strong management and reasonable valuations in the context of projected growth rates.

As part of this fundamental, "bottom-up" research, Marsico Capital may visit with various levels of a company's management as well as with its customers, suppliers and competitors. Marsico Capital also prepares detailed earnings and cash flow models of companies. These models permit it to project earnings growth and other important characteristics under different scenarios. Each model is customized to follow a particular company and is intended to replicate and describe a company's past, present and future performance. The models are comprised of quantitative information and detailed narratives that reflect updated interpretations of corporate data.

Marsico Capital may sell a security when it believes there is a deterioration in the company's financial situation, the security is overvalued, when there is a negative development in the company's competitive, regulatory or economic environment, and for other reasons.

     [Graphic]

      YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS PORTFOLIO IN Other important information AND THE SAI.



[Graphic]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations Marsico Growth Fund has the following risks:

      .Investment strategy risk - Marsico Capital uses an investment strategy that tries to identify equities with growth potential. There is a risk that the value of these investments will not rise as high as Marsico Capital expects, or will fall.

      .Stock market risk - The value of the stocks the Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Technology and technology-related risk - The Portfolio may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

      .Foreign investment risk - Because the Portfolio may invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including withholding taxes, also may apply to some foreign investments.

[Graphic]
     MANY THINGS AFFECT A PORTFOLIO'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE PORTFOLIO'S HOLDINGS AND PORTFOLIO EXPENSES.

     FOR INFORMATION ABOUT THE PERFORMANCE OF OTHER DOMESTIC STOCK FUNDS MANAGED BY THOMAS MARSICO, See How the Portfolios are managed.



[GraphAicL]OOK AT THE PORTFOLIO'S PERFORMANCE
     The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. A Portfolio's past performance is no guarantee of how it will perform in the future.

     YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR
     The bar chart shows you how the performance of the Portfolio has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                        [CHART]

      55.10%    -12.42%
      1999       2000

     BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

                        BEST: 4TH QUARTER 1999:   36.77%
                        Worst: 4th quarter 2000: -11.86%

     AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000
     The table shows the Portfolio's average annual total return for each period, compared with the S&P 500, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The index is not available for investment.

                                                              Since
                                                    1 year  inception*
          NATIONS MARSICO GROWTH & INCOME PORTFOLIO -12.42%   19.95%
          S&P 500                                    -9.10%    8.19%

  *Theinception date of Nations Marsico Growth & Income Portfolio is March 27,
      1998. The return for the index shown is from that date.

[Graphic]
     ABOUT THE SUB-ADVISER

     BACAP IS THE PORTFOLIO'S SUB-ADVISER. BACAP'S GROWTH STRATEGIES TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE PORTFOLIO.

     [YGOrUa'pLhLicF]IND MORE ABOUT BACAP ON PAGE 38.

[Graphic]
     WHAT IS A GROWTH PORTFOLIO?

     GROWTH PORTFOLIOS INVEST IN COMPANIES THAT HAVE THE POTENTIAL FOR SIGNIFICANT INCREASES IN REVENUE OR EARNINGS. THESE ARE TYPICALLY COMPANIES THAT ARE DEVELOPING OR APPLYING NEW TECHNOLOGIES, PRODUCTS OR SERVICES IN GROWING INDUSTRY SECTORS.



NATIONS CAPITAL GROWTH PORTFOLIO

[GraphIiNcV]ESTMENT OBJECTIVE
     The Portfolio seeks growth of capital by investing in companies that are believed to have superior earnings growth potential.


[Graphic]

     PRINCIPAL INVESTMENT STRATEGIES
     The Portfolio normally invests at least 65% of its assets in common stocks of companies that have one or more of the following characteristics:

         .above-average earnings growth compared with the S&P 500

         .established operating histories, strong balance sheets and favorable financial performance

         .above-average return on equity compared with the S&P 500

The Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The team identifies stocks using a disciplined analytical process. Starting with a universe of companies with market capitalization of at least $1 billion, the team assesses the investment potential of these companies and their industries by evaluating:

  .the growth prospects of the company's industry

  .the company's relative competitive position in the industry

The team believes that this analysis identifies companies with favorable long-term growth potential,competitive advantages and sensible business strategies.

The team then uses quantitative analysis to decide when to invest, evaluating each company's earnings trends and stock valuations, among other things, to try to determine when it is reasonably valued.

In actively managing the portfolio, the team considers the characteristics of the S&P 500 as a general baseline. The index characteristics evaluated by the team include risk and sector diversification, as well as individual securities holdings.

The team may sell a security when its price reaches the target set by the team, the company's growth prospects are deteriorating, when the team believes other investments are more attractive, or for other reasons.

     [YGOrUa'pLhLicF]IND MORE ABOUT OTHER RISKS OF INVESTING IN THIS PORTFOLIO STARTING ON PAGE 35 AND IN THE SAI.



[GraphRiIcS]KS AND OTHER THINGS TO CONSIDER
     Nations Capital Growth Portfolio has the following risks:

      .Investment strategy risk - The team chooses stocks that it believes have superior growth potential and are selling at reasonable prices, with the expectation that they will rise in value. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

      .Stock market risk - The value of the stocks the Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Technology and technology-related risk - The Portfolio may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

[Graphic]
     MANY THINGS AFFECT A PORTFOLIO'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE PORTFOLIO'S HOLDINGS AND PORTFOLIO EXPENSES.

     PRIOR TO MAY 1, 2001, THE PORTFOLIO HAD A DIFFERENT NAME, INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES.


[GraphAicL]OOK AT THE PORTFOLIO'S PERFORMANCE
     The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. A Portfolio's past performance is no guarantee of how it will perform in the future.

     YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR
     The bar chart shows you how the performance of the Portfolio has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]

       18.27%     -11.51%
       1999        2000

     BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

             BEST: 4TH QUARTER 1998:   20.16%
             Worst: 3rd quarter 1998: -10.17%

     AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000
     The table shows the Portfolio's average annual total return for each period, compared with the S&P 500, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The index is not available for investment.

                                                         Since
                                               1 year  inception*
              NATIONS CAPITAL GROWTH PORTFOLIO -11.51%    5.70%
              S&P 500                           -9.10%    8.19%

  *Theinception date of Nations Capital Growth Portfolio is March 27, 1998. The return for the index shown is from that date.

[GraphAiBcO]UT THE SUB-ADVISER

     BACAP IS THE PORTFOLIO'S SUB-ADVISER. BACAP'S SMALLCAP STRATEGIES TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE PORTFOLIO.

[GraphBYAiCOAcPU]O'NLLPAFGIEND38M.ORE ABOUT


About the sub
[GraphCWOiMHPcAYN]YINPVOERSTTFOILNIOA? SMALL

     A SMALL COMPANY PORTFOLIO INVESTS IN SMALLER COMPANIES WITH PROMISING PRODUCTS OR THAT ARE OPERATING IN A DYNAMIC FIELD. THESE COMPANIES CAN HAVE STRONGER POTENTIAL FOR RAPID EARNINGS GROWTH THAN LARGER COMPANIES. THEY MAY, HOWEVER, HAVE A HARDER TIME SECURING FINANCING AND MAY BE MORE SENSITIVE TO A SETBACK THAN LARGER, MORE ESTABLISHED COMPANIES.

     THE TEAM LOOKS FOR COMPANIES WHOSE EARNINGS ARE GROWING QUICKLY, AND WHOSE SHARE PRICES ARE REASONABLY VALUED.



NATIONS SMALL COMPANY PORTFOLIO

[GraphIiNcV]ESTMENT OBJECTIVE
     The Portfolio seeks long-term capital growth by investing primarily in equity securities.

[Graphic]

     PRINCIPAL INVESTMENT STRATEGIES
     The Portfolio normally invests at least 65% of its assets in companies with a market capitalization of $2 billion or less. The Portfolio usually holds 75 to 130 securities, which include common stocks, preferred stocks and convertible securities like warrants, rights and convertible debt.

The Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The team identifies stocks using a disciplined process based on the fundamental analysis of the overall economy, industry conditions, and the financial situation and management of each company. It generates ideas from:

  .company meetings/conferences

  .independent industry analysis

  .quantitative analysis

  .Wall Street (brokerage) research

The team then conducts a rigorous qualitative analysis of each company being considered for investment. This involves, among other things:

  .gaining an in-depth understanding of the company's business

  .evaluating the company's growth potential, risks and competitive strengths

  .discussing its growth strategy with company management

  .validating the growth strategy with external research

The team will only invest in a company when its stock price is attractive relative to its forecasted growth.

The team may sell a security when its price reaches the target set by the team, the company's growth prospects are deteriorating, when the team believes other investments are more attractive, or for other reasons.

   [Graphic]
     YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS PORTFOLIO STARTING ON PAGE 35 AND IN THE SAI.


[Graphic]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations Small Company Portfolio has the following risks:

      .Investment strategy risk - The team chooses stocks that it believes have the potential for long-term growth. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

      .Small company risk - Stocks of small companies tend to have greater price swings than stocks of larger companies because they trade less frequently and in lower volumes. These securities may have a higher potential for gains but also carry more risk.

      .Stock market risk - The value of the stocks the Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Convertible securities risk - The issuer of a convertible security may have the option to redeem it at a specified price. If a convertible security is redeemed, the Portfolio may accept the redemption, convert the convertible security to common stock, or sell the convertible security to a third party. Any of these transactions could affect the Portfolio's ability to meet its objective.

      .Technology and technology-related risk - The Portfolio may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

[Graphic]
     MANY THINGS AFFECT A PORTFOLIO'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE PORTFOLIO'S HOLDINGS AND PORTFOLIO EXPENSES.

     PRIOR TO MAY 1, 2001, THE PORTFOLIO HAD A DIFFERENT NAME, INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES.



[Graphic]
     A LOOK AT THE PORTFOLIO'S PERFORMANCE
     The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. A Portfolio's past performance is no guarantee of how it will perform in the future.

     YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR
     The bar chart shows you how the performance of the Portfolio has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                        [CHART]

        5.92%     10.84%
        1999      2000

     BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

                        BEST: 4TH QUARTER 1998:   15.92%
                        WORST: 3RD QUARTER 1998: -19.79%

     AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000
     The table shows the Portfolio's average annual total return for each period, compared with the Russell 2000 Index, an unmanaged index of 2000 of the smallest stocks representing approximately 11% of the U.S. equity market. Prior to May 1, 2001, the Portfolio compared its performance to the S&P SmallCap 600 Index (S&P SmallCap 600). The Portfolio changed the index to which it compares its performance because the Russell 2000 Index is considered a more appropriate comparison. These indices are not available for investment.

                                                        Since
                                               1 year inception*
               NATIONS SMALL COMPANY PORTFOLIO 10.84%    2.28%
               Russell 2000 Index              -3.02%    1.48%
               S&P SMALLCAP 600                11.80%    4.10%

  *Theinception date of Nations Small Company Portfolio is March 27, 1998. The returns for the indices shown are from that date.

[Graphic]
     ABOUT THE SUB-ADVISER

     BACAP IS THE PORTFOLIO'S SUB-ADVISER. BACAP'S GROWTH STRATEGIES TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE PORTFOLIO.

[Graphic]
     YOU'LL FIND MORE ABOUT
     BACAP ON PAGE 38.

[GraphWiHcA]T IS AN EMERGING GROWTH PORTFOLIO?

     AN EMERGING GROWTH PORTFOLIO INVESTS IN EMERGING GROWTH COMPANIES. THESE ARE TYPICALLY MEDIUM-SIZED AND SMALLER COMPANIES WHOSE EARNINGS ARE EXPECTED TO GROW OR TO CONTINUE GROWING. THESE COMPANIES MAY BE EXPANDING IN EXISTING MARKETS, ENTERING INTO NEW MARKETS, DEVELOPING NEW PRODUCTS OR INCREASING THEIR PROFIT MARGINS BY GAINING MARKET SHARE OR STREAMLINING THEIR OPERATIONS.

     THESE COMPANIES CAN HAVE BETTER POTENTIAL FOR RAPID EARNINGS THAN LARGER COMPANIES. THEY MAY, HOWEVER, HAVE A HARDER TIME SECURING FINANCING AND MAY BE MORE SENSITIVE TO A SETBACK IN SALES THAN LARGER, MORE ESTABLISHED COMPANIES.



NATIONS MIDCAP GROWTH PORTFOLIO

[Graphic]
     INVESTMENT OBJECTIVE
     The Portfolio seeks capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects.


[Graphic]

     PRINCIPAL INVESTMENT STRATEGIES
     The Portfolio normally invests at least 65% of its assets in companies chosen from a universe of emerging growth companies. The Portfolio generally holds securities of between 75 and 130 issuers, which include common stocks, preferred stocks and convertible securities like warrants, rights and convertible debt.

The Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The team identifies stocks using a disciplined analytical process. Starting with a universe of companies with market capitalization of at least $750 million, the team assesses the investment potential of these companies and their industries by evaluating:

  .the growth prospects of the company's industry

  .the company's relative competitive position in the industry

The team believes that this analysis identifies companies with favorable long-term growth potential, competitive advantages and sensible business strategies.

The team then uses quantitative analysis to decide when to invest, evaluating each company's earnings trends and stock valuations, among other things, to try to determine when it is reasonably valued.

In actively managing the Portfolio, the team considers the characteristics of the S&P MidCap 400 as a general baseline. The index characteristics evaluated by the team include risk and sector diversification, as well as individual securities holdings.

The team may sell a security when its price reaches the target set by the team, the company's growth prospects are deteriorating, when the team believes other investments are more attractive, or for other reasons.

   [GrYaOpUh'iLcL]FIND MORE ABOUT OTHER RISKS OF INVESTING IN THE PORTFOLIO
     STARTING ON PAGE 35 AND IN THE SAI.


[GraphRiIcS]KS AND OTHER THINGS TO CONSIDER
     Nations MidCap Growth Portfolio has the following risks:

      .Investment strategy risk - The team chooses stocks that it believes have the potential for superior long-term growth. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

      .Stock market risk - The value of the stocks the Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Technology and technology-related risk - The Portfolio may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

[GraphAicL]OOK AT THE FUND'S PERFORMANCE
     Because the Portfolio commenced its operations on May 1, 2001 and has been in operation for less than a full calendar year, no performance information has been included in this prospectus.

[Graphic]
     ABOUT THE SUB-ADVISER

     BRANDES INVESTMENT PARTNERS, L.P. (BRANDES) IS THE PORTFOLIO'S SUB-ADVISER. BRANDES' LARGE CAP INVESTMENT COMMITTEE MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE PORTFOLIO.

     [Graphic]
     YOU'LL FIND MORE ABOUT BRANDES
     ON PAGE 41.

[Graphic]
      WHAT IS THE GRAHAM AND DODD
      APPROACH TO INVESTING?

     BENJAMIN GRAHAM IS WIDELY REGARDED AS THE FOUNDER OF THIS CLASSIC VALUE APPROACH TO INVESTING AND A PIONEER IN MODERN SECURITY ANALYSIS. IN HIS 1934 BOOK, Security Analysis, CO-WRITTEN BY DAVID DODD, GRAHAM INTRODUCED THE IDEA THAT STOCKS SHOULD BE CHOSEN BY IDENTIFYING THE "TRUE" LONG-TERM -- OR INTRINSIC -- VALUE OF A COMPANY BASED ON MEASURABLE DATA. BENJAMIN GRAHAM AND DAVID DODD HAVE NEVER HAD ANY AFFILIATION WITH THE FUND.

     THE MANAGEMENT TEAM FOLLOWS THIS APPROACH, LOOKING AT EACH STOCK AS THOUGH IT'S A BUSINESS THAT'S FOR SALE. BY BUYING STOCKS AT WHAT IT BELIEVES ARE FAVORABLE PRICES, THE TEAM LOOKS FOR THE POTENTIAL FOR APPRECIATION OVER THE BUSINESS CYCLE, AND FOR A MARGIN OF SAFETY AGAINST PRICE DECLINES.


NATIONS INTERNATIONAL VALUE PORTFOLIO

[GraphIiNcV]ESTMENT OBJECTIVE
     The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of foreign issuers, including emerging markets countries.

[GraphPiRcI]NCIPAL INVESTMENT STRATEGIES
     The Portfolio normally invests at least 65% of its assets in foreign companies anywhere in the world that have a market capitalization of more than $1 billion at the time of investment. The Portfolio typically invests in at least three countries other than the United States at any one time.

The Portfolio primarily invests in common stocks, preferred stocks and convertible securities, either directly or indirectly through closed-end investment companies, and depositary receipts.

The Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The management team uses the "Graham and Dodd" value approach to selecting securities and managing the Portfolio. The team invests in a company when its current price appears to be below its true long-term -- or intrinsic -- value.

The team uses fundamental analysis to determine intrinsic value, and will look at a company's book value, cash flow, capital structure, and management record, as well as its industry and its position in the industry. This analysis includes a review of company reports, filings with the SEC, computer databases, industry publications, general and business publications, brokerage firm research reports and other information sources, as well as interviews with company management.

The team may sell a security when its price reaches the target set by the team, there is a deterioration in the company's financial situation, when the team believes other investments are more attractive, or for other reasons.

[Graphic]
     LIMITS ON INVESTMENTS

     TO HELP MANAGE RISK, THE PORTFOLIO HAS CERTAIN LIMITS ON ITS INVESTMENTS. THESE LIMITS APPLY AT THE TIME AN INVESTMENT IS MADE:

       .THE PORTFOLIO WILL NORMALLY INVEST NO MORE THAN 5% OF ITS ASSETS IN A
        SINGLE SECURITY.
       .IT MAY NOT INVEST MORE THAN THE HIGHER OF:
         .20% OF ITS ASSETS IN A SINGLE COUNTRY OR INDUSTRY, OR
         .150% OF THE WEIGHTING OF A SINGLE COUNTRY OR INDUSTRY IN THE MSCI
          EAFE Index (LIMITED TO LESS THAN 25% OF ITS ASSETS IN A SINGLE INDUSTRY, OTHER THAN U.S. GOVERNMENT SECURITIES).
       .IT GENERALLY MAY NOT INVEST MORE THAN 20% OF ITS ASSETS IN EMERGING
        MARKETS OR DEVELOPING COUNTRIES.

     [Graphic]


     YOU'LL FIND MORE ABOUT
     OTHER RISKS OF INVESTING IN
     THIS PORTFOLIO STARTING ON PAGE 35 AND IN THE SAI.

[Graphic]
     FOR INFORMATION ABOUT THE PERFORMANCE OF OTHER INTERNATIONAL STOCK FUNDS MANAGED BY BRANDES, SEE How the Portfolios are managed.


[GraphRiIcS]KS AND OTHER THINGS TO CONSIDER
     Nations International Value Portfolio has the following risks:

      .Investment strategy risk - The team chooses stocks it believes are undervalued or out of favor with the expectation that these stocks will eventually rise in value. There is a risk that the value of these investments will not rise as high or as quickly as the team expects, or will fall.

      .Foreign investment risk - Because the Portfolio invests primarily in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including withholding taxes, may also apply to some foreign investments. If the Portfolio invests in emerging markets there may be other risks involved, such as those of immature economies and less developed and more thinly traded securities markets.

      .Stock market risk - The value of the stocks the Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


[GraphAicL]OOK AT THE PORTFOLIO'S PERFORMANCE
     Because the Portfolio commenced its operations on July 3, 2000 and has been in operation for less than a full calendar year, no performance information has been included in this prospectus.

[Graphic]
     ABOUT THE SUB-ADVISER

     MARSICO CAPITAL IS THE PORTFOLIO'S SUB-ADVISER. JAMES G. GENDELMAN IS THE PORTFOLIO MANAGER AND MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE PORTFOLIO.

   [Graphic]


     YOU'LL FIND MORE ABOUT
     MARSICO CAPITAL AND MR.
     GENDELMAN ON PAGE 39.

[Graphic]
      WHAT IS AN INTERNATIONAL
      PORTFOLIO?

     INTERNATIONAL STOCK PORTFOLIOS INVEST IN A DIVERSIFIED PORTFOLIO OF COMPANIES LOCATED IN MARKETS THROUGHOUT THE WORLD. THESE COMPANIES CAN OFFER INVESTMENT OPPORTUNITIES THAT ARE NOT AVAILABLE IN THE UNITED STATES.



NATIONS MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

[GraphIiNcV]ESTMENT OBJECTIVE
     The Portfolio seeks long-term growth of capital.

[GraphPiRcI]NCIPAL INVESTMENT STRATEGIES
     The Portfolio normally invests at least 65% of its assets in common stocks of foreign companies. While the Portfolio may invest in companies of any size, it focuses on large companies. These companies are selected for their long-term growth potential. The Portfolio normally invests in issuers from at least three different countries not including the United States and generally holds a core position of 35 to 50 common stocks. The Portfolio may invest in common stocks of companies operating in emerging markets.

  The Portfolio also may invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

  Marsico Capital uses an approach that combines "top-down" economic analysis with "bottom-up" stock selection. The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, Marsico Capital also examines such factors as the most attractive global investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, Marsico Capital identifies sectors, industries and companies which it believes should benefit from the overall trends that Marsico Capital has observed.

  Marsico Capital then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company is suitable for investment, Marsico Capital focuses on a number of different attributes including the company's specific market expertise or dominance, its franchise durability and pricing power, solid fundamentals (strong balance sheet, improving returns on equity, ability to generate free cash flow), strong management and reasonable valuations in the context of projected growth rates.

  As part of this fundamental, "bottom-up" research, Marsico Capital may visit with various levels of a company's management as well as with its customers, suppliers and competitors. Marsico Capital also prepares detailed earnings and cash flow models of companies. These models permit Marsico Capital to project earnings growth and other important characteristics under different scenarios. Each model is customized to follow a particular company and is intended to replicate and describe a company's past, present and future performance. The models are comprised of quantitative information and detailed narratives that reflect updated interpretations of corporate data.

  Marsico Capital may sell a security when it believes there is a deterioration in the company's financial situation, the security is overvalued, when there is a negative development in the company's competitive, regulatory or economic environment, or for other reasons.

   [Graphic]
     YOU'LL FIND MORE ABOUT
     OTHER RISKS OF INVESTING IN  THIS PORTFOLIO STARTING ON
     PAGE 35 AND IN SAI.



[GraphRiIcS]KS AND OTHER THINGS TO CONSIDER
     Nations Marsico International Opportunities Portfolio has the following risks:

      .Investment strategy risk - There is a risk that the value of the Portfolio's investments will not rise as high as Marsico Capital expects, or will fall.

      .Stock market risk - The value of any stocks the Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Foreign investment risk - Because the Portfolio invests primarily in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including withholding taxes, also may apply to some foreign investments. If the Portfolio invests in emerging markets there may be other risks involved, such as those of immature economies and less developed and more thinly traded securities markets.

[Graphic]
     MANY THINGS AFFECT A PORTFOLIO'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE PORTFOLIO'S HOLDINGS AND PORTFOLIO EXPENSES.

     PRIOR TO MAY 1, 2001, THE PORTFOLIO HAD A DIFFERENT NAME, INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES.


[GraphAicL]OOK AT THE PORTFOLIO'S PERFORMANCE
     The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. A Portfolio's past performance is no guarantee of how it will perform in the future.

     YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR
     The bar chart shows you how the performance of the Portfolio has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.
                                    [CHART]

  43.05%    -13.81
  1999       2000



     BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

                        BEST: 4TH QUARTER 1999:   28.55%
                        Worst: 3rd quarter 1998: -14.52%

     AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000
     The table shows the Portfolio's average annual total return for each period compared with the MSCI EAFE Index (Morgan Stanley Capital International Europe, Australasia and Far East Index), an unmanaged index of over 1,100 stocks from 21 developed markets in Europe, Australia, New Zealand and Asia. The index reflects the relative size of each market. The index is not available for investment.

                                                               Since
                                                     1 year  inception*
         NATIONS MARSICO INTERNATIONAL OPPORTUNITIES
          PORTFOLIO                                  -13.81%    9.06%
         MSCI EAFE                                   -14.17%    4.88%

  *Theinception date of Nations Marsico International Opportunities Portfolio is March 27, 1998. The return for the index shown is from that date.

[GraphAiBcO]UT THE SUB-ADVISER

     BACAP IS THIS PORTFOLIO'S SUB-ADVISER. BACAP'S GROWTH STRATEGIES TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE EQUITY PORTION OF THE PORTFOLIO. BACAP'S FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FIXED INCOME AND MONEY MARKET PORTIONS OF THE PORTFOLIO.


[Graphic]
     YOU'LL FIND MORE ABOUT
     BACAP STARTING ON
     PAGE 38.

[GraphWiHcA]T IS AN ASSET ALLOCATION
     PORTFOLIO?

     THIS ASSET ALLOCATION PORTFOLIO INVESTS IN A MIX OF EQUITY AND FIXED INCOME SECURITIES, AND CASH EQUIVALENTS.

     EACH OF THESE "ASSET CLASSES" HAS DIFFERENT RISK/RETURN CHARACTERISTICS. THE PORTFOLIO MANAGEMENT TEAM CHANGES THE MIX BASED ON ITS ASSESSMENT OF THE EXPECTED RISKS AND RETURNS OF EACH CLASS.

     ASSET ALLOCATION PORTFOLIOS LIKE THIS ONE CAN PROVIDE A DIVERSIFIED ASSET MIX FOR YOU IN A SINGLE INVESTMENT.



NATIONS ASSET ALLOCATION PORTFOLIO

[GraphIiNcV]ESTMENT OBJECTIVE
     The Portfolio seeks to obtain long-term growth from capital appreciation, and dividend and interest income.

[Graphic]

     PRINCIPAL INVESTMENT STRATEGIES
     The Portfolio invests in a mix of equity and fixed income securities, as well as cash equivalents, including U.S. government obligations, commercial paper and other short-term, interest-bearing instruments.

The equity securities the Portfolio invests in are primarily common stock of blue chip companies. These companies are well established, nationally known companies that have a long record of profitability and a reputation for quality management, products and services.

The fixed income securities the Portfolio invests in are primarily investment grade bonds and notes; however, the Portfolio may invest up to 10% of its total assets in high yield debt securities. The Portfolio normally invests at least 25% of its assets in senior securities. The Portfolio may also invest up to 35% of its assets in mortgage-backed and asset-backed securities.

In the fixed income portion of its portfolio, the Portfolio may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Portfolio may use futures, interest rate swaps, total return swaps, options, and other derivative instruments to seek to enhance returns, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in an underlying asset.

The Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The team uses asset allocation as its principal investment approach. The team actively allocates assets among the three asset classes based on its assessment of the expected risks and returns of each class.

For the equity portion of the Portfolio, the team identifies stocks using a disciplined analytical process. Starting with a universe of companies with market capitalizations of at least $1 billion, the team assesses the investment potential of these companies and their industries by evaluating:

    .  the growth prospects of the company's industry

    .  the company's relative competitive position in the industry

The team believes that this analysis identifies companies with favorable long-term growth potential, competitive advantages and sensible business strategies.

The team then uses quantitative analysis to decide when to invest, evaluating each company's earnings trends and stock valuations, among other things, to try to determine when it is reasonably valued.

In actively managing the portfolio, the team considers the characteristics of the S&P 500 as a general baseline. The index characteristics evaluated by the team include risk and sector diversification, as well as individual securities holdings.

     [Graphic]


     YOU'LL FIND MORE ABOUT
     OTHER RISKS OF INVESTING IN
     THIS PORTFOLIO IN Other important information AND IN THE SAI.



The team may sell a security when the Portfolio's asset allocation changes, there is a deterioration in the issuer's financial situation, when the team believes other investments are more attractive, or for other reasons.


[GraphRiIcS]KS AND OTHER THINGS TO CONSIDER
     Nations Asset Allocation Portfolio has the following risks:

      .Investment strategy risk - The team uses an asset allocation strategy to try to achieve the highest total return. There is a risk that the mix of investments will not produce the returns the team expects, or will fall in value.

      .Stock market risk - The value of the stocks the Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Interest rate risk - The prices of the Portfolio's fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Credit Risk - The Portfolio could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Portfolio invests are not rated investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium - a high interest rate or yield - because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Derivatives risk - The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Portfolio's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Portfolio. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      .Mortgage-related risk - The value of the Portfolio's mortgage-backed securities can fall if the owners of the underlying mortgages

[Graphic]
     MANY THINGS AFFECT A PORTFOLIO'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE PORTFOLIO'S HOLDINGS AND PORTFOLIO EXPENSES.

     PRIOR TO MAY 1, 2001, THE PORTFOLIO HAD A DIFFERENT NAME, INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES.



       pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Portfolio may have to reinvest this money in mortgage-backed or other securities that have lower yields.

      .Asset-backed securities risk - Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Portfolio's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.


[GraphAicL]OOK AT THE PORTFOLIO'S PERFORMANCE
     The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. A Portfolio's past performance is no guarantee of how it will perform in the future.

     YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR
     The bar chart shows you how the performance of the Portfolio has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                    [CHART]

    1.44%    8.14%
    1999     2000

     BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

                        BEST: 4TH QUARTER 1998:   9.86%
                        Worst: 3rd quarter 1998: -9.09%

     AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000
     The table shows the Portfolio's average annual total return for each period, compared with the S&P 500 and the Lehman Aggregate Bond Index. The S&P 500 is an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The Lehman Aggregate Bond Index is an unmanaged index of fixed income securities issued by the U.S. government and its agencies, and by corporations. These indices are not available for investment.

                                                          Since
                                                 1 year inception*
              NATIONS ASSET ALLOCATION PORTFOLIO  8.14%    2.56%
              S&P 500                            -9.10%    8.19%
              LEHMAN AGGREGATE BOND INDEX        11.63%    6.36%

    *The inception date of Nations Asset Allocation Portfolio is March 27,
     1998. The returns for the indices shown are from that date.

[Graphic]
     ABOUT THE SUB-ADVISER

     MACKAY SHIELDS LLC (MACKAY SHIELDS) IS THE PORTFOLIO'S SUB-ADVISER. MACKAY SHIELDS' HIGH YIELD PORTFOLIO MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE PORTFOLIO.

  [Graphic]
     YOU'LL FIND MORE ABOUT
     MACKAY SHIELDS ON
     PAGE 42.

[Graphic]
     HIGH YIELD DEBT SECURITIES

     THIS PORTFOLIO INVESTS PRIMARILY IN HIGH YIELD DEBT SECURITIES, WHICH ARE OFTEN REFERRED TO AS "JUNK BONDS." HIGH YIELD DEBT SECURITIES OFFER THE POTENTIAL FOR HIGHER INCOME THAN OTHER KINDS OF DEBT SECURITIES WITH SIMILAR MATURITIES, BUT THEY ALSO HAVE HIGHER CREDIT RISK.



NATIONS HIGH YIELD BOND PORTFOLIO

[GraphIiNcV]ESTMENT OBJECTIVE
     The Portfolio seeks maximum income by investing in a diversified portfolio of high yield debt securities.

[GraphPiRcI]NCIPAL INVESTMENT STRATEGIES
     The Portfolio normally invests at least 65% of its assets in domestic and foreign corporate high yield debt securities. These securities are not rated investment grade, but generally will be rated "B" or better by Moody's Investor Services, Inc. or Standard & Poor's Corporation. The team may choose unrated securities if it believes they are of comparable quality at the time of investment. The Portfolio is not managed within any specific duration. Its duration will generally track the CS First Boston High Yield Index.

The Portfolio invests primarily in:

  .Domestic corporate high yield debt securities, including private placements

  .U.S. dollar-denominated foreign corporate high yield debt securities, including private placements

  .Zero-coupon bonds

  .U.S. government obligations

  .Equity securities (up to 25% of its assets), which may include convertible securities

The Portfolio also may invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

When selecting investments for the Portfolio, the team:

  .focuses on individual security selection ("bottom-up" analysis)

  .uses fundamental credit analysis

  .emphasizes current income while attempting to minimize risk to principal

  .seeks to identify a catalyst for capital appreciation such as an operational or financial restructuring

  .tries to manage risk by diversifying the Portfolio's investments across securities of many different issuers

The team may sell a security when its market price rises above the target price the team has set, when it believes there has been a deterioration in an issuer's fundamentals, such as earnings, sales or management, or an issuer's credit quality, or to maintain portfolio diversification.

    [Graphic]
     YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS PORTFOLIO STARTING ON PAGE 35 AND IN THE SAI.


[Graphic]
     FOR INFORMATION ABOUT PERFORMANCE OF OTHER HIGH YIELD ACCOUNTS MANAGED BY MACKAY SHIELDS, SEE How the Portfolios are managed.


[Graphic]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations High Yield Bond Portfolio has the following risks:

      .Investment strategy risk - There is a risk that the value of the investments that the team chooses will not rise as high as the team expects, or will fall.

      .Credit risk - The types of securities in which the Portfolio typically invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      .Changing distribution levels - The level of monthly income distributions paid by the Portfolio depends on the amount of income paid by the securities the Portfolio holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      .Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      .Liquidity risk - There is a risk that a security held by the Portfolio cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

      .Foreign investment risk - Foreign investments may be riskier than U.S.
       investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including withholding taxes, may also apply to some foreign investments.

[Graphic]
     A LOOK AT THE PORTFOLIO'S PERFORMANCE
     Because the Portfolio commenced its operations on July 3, 2000 and has been in operation for less than a full calendar year, no performance has been included in this prospectus.

       Other important information
[Graphic]

You'll find specific information about each Portfolio's principal investments, strategies and risks in the descriptions starting on page 6. The following are some other risks and information you should consider before you invest:

      .Nations Separate Account Trust has requested exemptive relief from the SEC relating to the sale of shares to life insurance companies and qualified plans. If the exemptive relief is obtained, the Portfolios may be made available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as directly to qualified plans. Due to differences in tax treatment and other considerations, the interests of various contract owners participating in Nations Separate Account Trust and the interests of qualified plans investing in Nations Separate Account Trust may conflict. Nations Separate Account Trust currently does not foresee any disadvantages to shareholders arising from these potential conflicts of interest. Nevertheless, the Board of Trustees intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts.

      .Changing investment objectives and policies - The investment objective and certain investment policies of any Portfolio can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

      .Changing to a feeder fund - Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, principal investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

      Each of the Portfolios may become a feeder fund if the Board of Trustees decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens.

      .Holding other kinds of investments - The Portfolios may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information. The portfolio managers or management team can also choose not to invest in specific securities described in this prospectus and in the SAI.

      .Investment in Nations Money Market Funds - To seek to achieve a return on uninvested cash or for other reasons, the Portfolios may invest up to 25% of their assets in Nations Money Market Funds. These investments are generally on a short-term basis. BAALLC and its affiliates are entitled to receive fees from the Nations Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Portfolios for services provided directly. BAALLC may waive fees which they are entitled to receive from either the Nations Money Market Funds or the Portfolios.

      .Foreign investment risk - Portfolios that invest in foreign securities may be affected by changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes; inadequate supervision and regulation of some foreign markets; difficulty selling some investments which may increase volatility; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S.

      .Emerging markets risk - Securities issued by companies in developing or emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa, may be more sensitive to the risks of foreign investing. In particular, these countries may experience instability resulting from rapid social, political and economic development. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic factors in other countries. Some emerging countries have a higher risk of currency devaluation, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

      .Investing defensively - A Portfolio may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Portfolio may not achieve its investment objective while it is investing defensively.

      .Securities lending program - A Portfolio may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income for the Portfolio. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

      .Bank of America and its affiliates - Bank of America and its affiliates provide services to some or all of the Portfolios, including investment advisory, investment sub-advisory, administration and brokerage services, and are paid for providing these services. Subject to approval of the Board of Trustees, Bank of America and its affiliates may in the future provide other services to the Portfolios and be compensated for them, including, without limitation, transfer agency and interfund lending services.

      .Portfolio turnover - A Portfolio that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Portfolio's returns. The Portfolios generally buy securities for capital appreciation, investment income, or both, and don't engage in short-term trading. The annual portfolio turnover rate for Nations MidCap Growth Portfolio is expected to be no more than 75%. You'll find the portfolio turnover rates for the other Portfolios in Financial highlights.

[Graphic]
     BANC OF AMERICA ADVISORS, LLC

     ONE BANK OF AMERICA PLAZA
     CHARLOTTE, NORTH CAROLINA 28255


[Graphic]
        How the Portfolios are managed

INVESTMENT ADVISER
BAALLC is the investment adviser to over 75 mutual fund portfolios in the Nations Funds family, including the Nations Separate Account Trust Portfolios. Nations Separate Account Trust is a series of mutual funds that provides underlying investment alternatives for certain variable annuity contracts and/or variable life insurance policies.

BAALLC is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Separate Account Trust pays BAALLC an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Portfolio and is paid monthly. BAALLC uses part of this money to pay investment sub-advisers for the services they provide to each Portfolio.

BAALLC has agreed to waive fees and/or reimburse expenses for certain Portfolios until April 30, 2002. You'll find a discussion of any waiver and/or reimbursement in the Fee Table Summary section of the preceding prospectus. There is no assurance that BAALLC will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees BAALLC can receive, along with the actual advisory fees it received during the Portfolios' last fiscal year, after waivers and/or reimbursements.

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS

                                                         Maximum  Actual fee
                                                         advisory  paid last
                                                           fee    fiscal year
   NATIONS VALUE PORTFOLIO                                 0.65%     0.03%
   Nations Marsico 21st Century Portfolio                  0.75%     0.00%
   NATIONS MARSICO FOCUSED EQUITIES PORTFOLIO              0.75%     0.74%
   Nations Marsico Growth & Income Portfolio               0.75%     0.71%
   NATIONS CAPITAL GROWTH PORTFOLIO                        0.65%     0.00%
   Nations Small Company Portfolio                         0.90%     0.00%
   NATIONS MIDCAP GROWTH PORTFOLIO                         0.65%      N/A
   Nations International Value Portfolio                   0.90%     0.00%
   NATIONS MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO   0.80%     0.10%
   Nations Asset Allocation Portfolio                      0.65%     0.00%
   NATIONS HIGH YIELD BOND PORTFOLIO                       0.55%     0.03%

[Graphic]
     BANC OF AMERICA CAPITAL
     MANAGEMENT, LLC

     ONE BANK OF AMERICA PLAZA
     CHARLOTTE, NORTH CAROLINA 28255



INVESTMENT SUB-ADVISERS
Nations Funds and BA Advisors engage one or more investment sub-advisers for each Portfolio to make day-to-day investment decisions for the Portfolio. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Portfolios' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to the Board of Trustees that a
Portfolio:

  .change, add or terminate one or more sub-advisers;

  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  .materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Portfolio to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board of Trustees has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Portfolios have applied for relief from the SEC to permit the Portfolios to act on many of BA Advisors's recommendations with approval only by the Board and not by Portfolio shareholders. BA Advisors or a Portfolio would inform the Portfolio's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Portfolios obtain the relief, each Portfolio will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC
BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $125 billion, BACAP has over 200 institutional clients and is sub-adviser to more than 60 mutual funds in the Nations Funds Family. BACAP uses a team approach to investment management. Each team has access to the latest technology and analytical resources.

BACAP is the investment sub-adviser to the Portfolios shown in the table below. The table also tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for each Portfolio.

    Portfolio                          BACAP Team
    Nations Value Portfolio            Value Strategies Team
    Nations Capital Growth Portfolio   Growth Strategies Team
    Nations Small Company Portfolio    SmallCap Strategies Team
    Nations MidCap Growth Portfolio    Growth Strategies Team
    Nations Asset Allocation Portfolio Fixed Income Management Team
                                       for the fixed income and money market
                                       portions of the portfolio
                                       Growth Strategies Team for the equity
                                       portion of the portfolio

[Graphic]
      MARSICO CAPITAL
      MANAGEMENT, LLC

     1200 17TH STREET
     SUITE 1300
     DENVER, COLORADO 80202


MARSICO CAPITAL MANAGEMENT, LLC
Marsico Capital is a full service investment advisory firm founded by Thomas F. Marsico in September 1997. It is a registered investment adviser and is a wholly-owned subsidiary of Bank of America. Marsico Capital currently has over $12 billion in assets under management.

Marsico Capital is the investment sub-adviser to:

  .Nations Marsico 21st Century Portfolio

  .Nations Marsico Focused Equities Portfolio

  .Nations Marsico Growth Portfolio

  .Nations Marsico International Opportunities Portfolio

James A. Hillary is the portfolio manager of Nations Marsico 21st Century Portfolio. Mr. Hillary has eleven years of experience as a securities analyst and portfolio manager and is a founding member of Marsico Capital. Prior to joining Marsico Capital in 1997, Mr. Hillary was a portfolio manager at W.H. Reaves, a New Jersey-based money management firm where he managed equity mutual funds and separate accounts. He holds a bachelor's degree from Rutgers University and a law degree from Fordham University. Mr. Hillary is also a certified public accountant.

Thomas F. Marsico, Chairman and Chief Executive Officer of Marsico Capital, is the portfolio manager responsible for making the day-to-day investment decisions for Nations Marsico Focused Equities Portfolio and Nations Marsico Growth Portfolio. Mr. Marsico was an executive vice president and portfolio manager at Janus Capital Corporation from 1988 until he formed Marsico Capital in September 1997. He has more than twenty years of experience as a securities analyst and portfolio manager.

James G. Gendelman is the portfolio manager of Nations Marsico International Opportunities Portfolio. Prior to joining Marsico Capital in May 2000, Mr. Gendelman spent thirteen years as a Vice President of International Sales for Goldman, Sachs & Co. He holds a bachelor's degree in accounting from Michigan State University and an MBA in finance from the University of Chicago. Mr. Gendelman was an accountant for Ernst & Young from 1983 to 1985.

PERFORMANCE OF OTHER DOMESTIC STOCK FUNDS MANAGED BY THOMAS MARSICO
Nations Marsico Focused Equities Portfolio and Nations Marsico Growth Portfolio have been in operation since March 27, 1998. The tables below are designed to show you how similar equity funds managed by Thomas Marsico performed in the past.

The Janus Twenty Fund has an investment objective, policies and strategies that are substantially similar to Nations Marsico Focused Equities Portfolio. Mr. Marsico managed the Janus Twenty Fund from January 31, 1988 through August 11, 1997. He had full discretionary authority for selecting investments for that fund, which had approximately $6 billion in net assets on August 11, 1997.

The table below shows the returns for the Janus Twenty Fund compared with the S&P 500 for the periods ending August 7, 1997. The returns reflect deductions of fees and expenses, and assume all dividends and distributions have been reinvested.

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 7, 1997

                                                    Janus Twenty
                                                      Fund (%)   S&P 500(%)
    ONE YEAR                                           48.21       46.41
    three years                                        32.07       30.63
    FIVE YEARS                                         20.02       20.98
    during the period of Mr. Marsico's
    management (January 31, 1988 to August 7, 1997)    23.38       18.20

This information is designed to show the historical track record of Mr. Marsico. It does not indicate how the Portfolio has performed or will perform in the future.

Performancewill vary based on many factors, including market conditions, the composition of the Portfolio's holdings and the Portfolio's expenses.

The Janus Growth and Income Fund has an investment objective, policies and strategies that are substantially similar to Nations Marsico Growth Portfolio. Mr. Marsico managed the Janus Growth and Income Fund from its inception on May 31, 1991 through August 11, 1997. He had full discretionary authority for selecting investments for that fund, which had approximately $1.7 billion in net assets on August 11, 1997.

The table below shows the returns for the Janus Growth and Income Fund compared with the S&P 500 for the period ending August 7, 1997. The returns reflect deductions of fees and expenses, and assume all dividends and distributions have been reinvested.

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 7, 1997

                                                     Janus
                                                  Growth and
                                                Income Fund (%) S&P 500 (%)
    ONE YEAR                                         47.77         46.41
    three years                                      31.13         30.63
    FIVE YEARS                                       21.16         20.98
    during the period of Mr. Marsico's
    management (May 31, 1991 to August 7, 1997)      21.19         18.59

Thisinformation is designed to show the historical track record of Mr. Marsico.
    It does not indicate how the Portfolio has performed or will perform in the future.

Performancewill vary based on many factors, including market conditions, the composition of the Portfolio's holdings and the Portfolio's expenses.

[Graphic]
     BRANDES INVESTMENT
     PARTNERS, L.P.

     11988 EL CAMINO REAL
     SUITE 500
     SAN DIEGO, CALIFORNIA 92130



BRANDES INVESTMENT PARTNERS, L.P.
Founded in 1974, Brandes is an investment advisory firm with 56 investment professionals who manage more than $50 billion in assets. Brandes uses a value-oriented approach to managing international investments, seeking to build wealth by buying high quality, undervalued stocks.

Brandes is the investment sub-adviser to Nations International Value Portfolio. Brandes' Large Cap Investment Committee is responsible for making the day-to-day investment decisions for the Portfolio.

PERFORMANCE OF OTHER INTERNATIONAL STOCK FUNDS AND ACCOUNTS MANAGED BY BRANDES Nations International Value Portfolio commenced its operation on July 3, 2000. The table below is designed to show you how a similar composite of international equity accounts managed by Brandes performed over various periods in the past.

The fund and the accounts comprising the Brandes composite's investment objective, policies and strategies are substantially similar to Nations International Value Portfolio.

The table below shows the returns for the Brandes composite compared with the MSCI EAFE Index for the periods ending December 31, 2000. The returns reflect deductions of fees and expenses, and assume all dividends and distributions have been reinvested.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000

                                            Brandes    MSCI EAFE
                                          Composite(%) Index (%)
                ONE YEAR                       2.80%    (14.17)%
                three years                   22.03%       9.35%
                FIVE YEARS                    20.47%       7.13%
                since inception (6/30/90)     18.21%       6.42%

[Graphic]
     MACKAY SHIELDS LLC

     9 WEST 57TH STREET
     NEW YORK, NEW YORK 10019



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31

                                Brandes     MSCI EAFE
                             Composite (%)  Index (%)
                        2000      2.80%     (14.17)%
                        1999     53.42%       29.96%
                        1998     15.03%       20.33%
                        1997     20.00%        1.78%
                        1996     16.34%        6.05%
                        1995     13.75%       11.21%
                        1994    (2.98)%        7.78%
                        1993     40.86%       32.56%
                        1992      6.28%     (12.17)%
                        1991     40.17%       12.13%

 Thisinformation is designed to demonstrate the historical track record of Brandes. It does not indicate how the Portfolio has performed or will perform in the future.

 Performancewill vary based on many factors, including market conditions, the composition of the Portfolio's holdings and the Portfolio's expenses.

 TheBrandes composite includes Brandes International Equity Fund (since 1995) and international equity accounts managed by Brandes. The accounts don't pay the same expenses that mutual funds pay and aren't subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code. Returns could have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account of Brandes.


MACKAY SHIELDS LLC
Founded in 1938, MacKay Shields is an independently-managed, wholly-owned subsidiary of New York Life Insurance Company. The firm's 63 investment professionals manage more than $30 billion in assets, including over $6 billion in high yield assets.

MacKay Shields' High Yield Portfolio Management Team is responsible for making the day-to-day decisions for Nations High Yield Bond Portfolio.

PRIOR PERFORMANCE OF OTHER HIGH YIELD ACCOUNTS MANAGED BY MACKAY SHIELDS Nations High Yield Bond Portfolio commenced its operations on July 3, 2000. The table below is designed to show you how a similar composite of high yield accounts managed by MacKay Shields performed over various time periods in the past.

The accounts comprising the MacKay Shields composite's investment objective, policies and strategies are substantially similar to those of Nations High Yield Bond Portfolio.

The table below shows the returns for the MacKay Shields composite compared with the CS First Boston High Yield Index for the periods ending December 31, 2000. The returns reflect deduction of fees and expenses, and assume all dividends and distributions have been reinvested.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000

                                                    CS First Boston
                                     MacKay Shields   High Yield
                                     Composite (%)     Index (%)
            ONE YEAR                      (3.9)%         (5.2)%
            three years                    3.7%          (0.5)%
            FIVE YEARS                     9.1%           4.5%
            since inception (7/1/91)      13.4%           9.0%

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

                                                  CS First Boston
                                   MacKay Shields   High Yield
                                   Composite (%)     Index (%)
               2000                     (3.9)%         (5.2)%
               1999                     10.7%           3.3%
               1998                      5.0%           0.6%
               1997                     15.9%          12.6%
               1996                     19.6%          12.4%
               1995                     21.2%          17.4%
               1994                      2.6%          (1.0)%
               1993                     23.1%          18.9%
               1992                     23.4%          16.7%
               1991 (since 7/1/91)      12.8%          12.9%

THIS INFORMATION IS DESIGNED TO DEMONSTRATE THE HISTORICAL TRACK RECORD OF MACKAY SHIELDS. IT DOES NOT INDICATE HOW THE PORTFOLIO HAS PERFORMED OR WILL PERFORM IN THE FUTURE.

PERFORMANCE WILL VARY BASED ON MANY FACTORS, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE PORTFOLIO'S HOLDINGS AND THE PORTFOLIO'S FEES AND EXPENSES.

THE MACKAY SHIELDS COMPOSITE INCLUDES ALL HIGH YIELD ACCOUNTS MANAGED BY MACKAY SHIELDS. THE ACCOUNTS DON'T PAY THE SAME EXPENSES THAT MUTUAL FUNDS PAY AND AREN'T SUBJECT TO THE DIVERSIFICATION RULES, TAX RESTRICTIONS AND INVESTMENT LIMITS UNDER THE 1940 ACT OR SUBCHAPTER M OF THE INTERNAL REVENUE CODE. RETURNS WOULD HAVE BEEN LOWER IF THE COMPOSITE HAD BEEN SUBJECT TO THESE EXPENSES AND REGULATIONS AND REFLECTED A DEDUCTION FOR INVESTMENT ADVISORY FEES. PERFORMANCE IS EXPRESSED IN U.S. DOLLARS. THE AGGREGATE RETURNS OF THE ACCOUNTS IN THE COMPOSITE MAY NOT REFLECT THE RETURNS OF ANY PARTICULAR ACCOUNT OF MACKAY SHIELDS. FOR FURTHER INFORMATION REGARDING THE COMPOSITE PERFORMANCE, PLEASE SEE THE SAI.

[GraphSiTcE]PHENS INC.

     111 CENTER STREET
     LITTLE ROCK, ARKANSAS 72201

[GraphPiFcP]C INC.

     400 BELLEVUE PARKWAY
     WILMINGTON, DELAWARE 19809




OTHER SERVICE PROVIDERS
The Portfolios are distributed and co-administered by Stephens Inc. ("Stephens"), a registered broker/dealer. Stephens may pay commissions, distribution (12b-1) and shareholder servicing fees, and/or other compensation to companies for selling shares and providing services to investors.

BAALLC is also co-administrator of the Portfolios, and assists in overseeing the administrative operations of the Portfolios. The Portfolios pay BAALLC and Stephens a combined fee for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Portfolios and is paid monthly, as follows:

              STOCK, BALANCED AND CORPORATE BOND PORTFOLIOS 0.23%
              International Stock Portfolios                0.22%

PFPC Inc. ("PFPC") is the transfer agent for the Portfolios' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment
--------------------------------------------------------------------------------


[GraphWiEc']VE USED THE TERM, investment professional, TO REFER TO THE PERSON
     WHO HAS ASSISTED YOU WITH BUYING THE PORTFOLIOS. Selling agent OR servicing agent (SOMETIMES REFERRED TO AS A SELLING AGENT) MEANS THE COMPANY THAT EMPLOYS YOUR INVESTMENT PROFESSIONAL. SELLING AGENTS INCLUDE BANKS, BROKERAGE FIRMS, MUTUAL FUND DEALERS, PARTICIPATING LIFE INSURANCE COMPANIES, AND OTHER FINANCIAL INSTITUTIONS, INCLUDING AFFILIATES OF BANK OF AMERICA.

     WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

[Graphic]

     A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NYSE, USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.

     THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.




[Graphic]Buying, selling and transferring shares


Nations Separate Account Trust Portfolios are available only to owners of variable annuity contracts and/or variable life insurance policies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the Portfolios.

HOW SHARES ARE PRICED
All transactions are based on the price of a Portfolio's shares -- or its net asset value. We calculate net asset value per share for each Portfolio at the end of each business day. First, we calculate the net asset value for each Portfolio by determining the value of the Portfolio's assets and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the Portfolio.

VALUING SECURITIES IN A PORTFOLIO
The value of a Portfolio's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in a Portfolio. If prices aren't readily available, or the value of a security has been materially affected by events occurring after a foreign exchange closes, we'll base the price of a security on its fair market value. When a Portfolio uses fair value to price securities it may value those securities higher or lower than another portfolio that uses market quotations to price the same securities. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by a portfolio could change on days when Portfolio shares may not be bought or sold.

[Graphic]
     THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO SOMETIMES REFERRED TO AS A SELLING AGENT.

     THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12B-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE
     12B-1 UNDER THE 1940 ACT.

     YOUR SELLING AGENT MAY CHARGE OTHER FEES RELATED TO SERVICES PROVIDED.



[Graphic]How selling and servicing agents are paid


Selling and servicing agents usually receive compensation based on your investment in the Portfolios. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES
Stephens and selling and servicing agents may be compensated for selling shares and providing services to investors under a combined distribution and shareholder servicing plan.

Stephens and selling and servicing agents may receive a maximum combined annual distribution (12b-1) and shareholder servicing fee of 0.25% for selling shares and providing services to holders of variable annuity contracts and/or variable life insurance policies with whom the selling and servicing agents have a relationship.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Portfolios' assets on an ongoing basis they will increase the cost of your investment over time, and may cost you more than any sales charges you may pay.

The Portfolios pay these fees to Stephens and to eligible selling and servicing agents for as long as the plan continues. We may reduce or discontinue payments at any time.

OTHER COMPENSATION
Selling and servicing agents may also receive:

    . a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Portfolios

    .   additional amounts on all sales of shares:

       . up to 1.00% of the offering price per share

    . non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

This compensation, which is not paid by the Portfolios, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BAALLC, and certain other selling or servicing agents. Selected selling or servicing agents also may receive compensation for opening or servicing a minimum number of accounts.

BAALLC and Stephens may pay amounts from their own assets to selling or servicing agents of the Portfolios for services they provide.

[Graphic]
     THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE PORTFOLIOS. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISOR ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.

    [GTFArXOEaSR,phPMLiEOAcSRE]ESEIENFTOHREMASTAIIO.N ABOUT



[Graphic]
        Distributions and taxes

ABOUT DISTRIBUTIONS
A mutual fund can make money two ways:

  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  .A portfolio can also have capital gain if the value of its investments increases. If a portfolio sells an investment at a gain, the gain is realized. If a portfolio continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gains to its shareholders. The Portfolios intend to pay out a sufficient amount of their income and capital gain to their shareholders so the portfolios won't have to pay any federal income tax. When a Portfolio makes this kind of a payment, it's split equally among all shares, and is called a distribution.

The Portfolios distribute dividends from net investment income once a year. They may also distribute any net realized capital gains, including short-term capital gains, at least once a year.

A distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day before the distribution is declared. Shares are eligible to receive distributions from the trade date of the purchase up to and including the day before the shares are sold.

Each time a distribution is made, the net asset value per share of the Portfolio is reduced by the amount of the distribution.We'll automatically reinvest distributions in additional shares of the same Portfolio.

HOW TAXES AFFECT YOUR INVESTMENT

Shares of each Portfolio are only offered to you through a variable annuity contract and/or variable insurance policy of a participating insurance company. As discussed in the prospectus for your variable annuity contract or variable insurance policy, your contract or policy may qualify for favorable tax treatment.

As long as your variable annuity contract or variable insurance policy maintains favorable tax treatment, you will only be taxed on your investment in a Portfolio through such contract or policy, regardless of the transfer of Portfolio shares or the Portfolio's distributions of net investment income and realized capital gains. In order to qualify for such treatment, among other things, the "separate accounts" of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable insurance policies, must be "adequately diversified." Each Portfolio intends to operate in such a manner so that a separate account investing in Portfolio shares on behalf of a holder of a variable annuity contract or variable insurance policy will be "adequately diversified."

[Graphic]
        Financial highlights

The financial highlights table is designed to help you understand how the Portfolios have performed for the past five years or, if shorter, the period of the Portfolio's operations. Certain information reflects financial results for a single Portfolio share. The total investment return line indicates how much an investment in the Portfolio would have earned, assuming all dividends and distributions had been reinvested. Financial highlights for Nations MidCap Growth Portfolio are not provided because this Portfolio had not yet commenced operations during the period indicated.

This financial information has been audited by PricewaterhouseCoopers LLP. The independent accountants' report and Nations Separate Account Trust's financial statements are incorporated by reference into the SAI. Please see the back cover to find out how you can get a copy.

                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                             21st
                                                                               Value        Century        21st
                                                  Value           Value      Portfolio    Portfolio**     Century
                                                Portfolio       Portfolio     Period         Year       Portfolio**
                                                Year ended      Year ended     ended         ended      Year ended
                                                12/31/00#       12/31/99#    12/31/98*     12/31/00      12/31/99#
Net asset value, beginning of period             $ 10.61         $ 10.41      $10.00        $ 11.63       $10.62
Income from investment operations:
Net investment income                               0.12            0.07        0.04          (0.03)        0.02
Net realized and unrealized gain/(loss) on
 investments                                        0.67            0.19        0.41          (3.13)        1.02
Net increase/(decrease) in net asset value from
 operations                                         0.79            0.26        0.45          (3.16)        1.04
Less distributions:
Dividends from net investment income               (0.11)          (0.06)      (0.04)##          --        (0.03)
Dividends from net realized capital gains             --              --          --             --           --
Total dividends and distributions                  (0.11)          (0.06)      (0.04)##          --        (0.03)
Net asset value, end of period                   $ 11.29         $ 10.61      $10.41        $  8.47       $11.63
Total return++                                      7.47%           2.50%       4.48%        (27.17)%       9.75%
=============================================== ==========      ==========   =========    ===========   ===========
Ratio to average net assets/supplemental data:
Net assets, end of period (in 000's)             $11,073         $10,645      $5,645        $ 5,107       $7,684
Ratio of operating expenses to average net
 assets                                             1.00%(a)(b)     1.00%(a)    1.00%+(a)      1.00%(a)     1.00%(a)(b)
Ratio of net investment income to average net
 assets                                             1.12%           0.67%       0.83%+        (0.25)%       0.22%
Portfolio turnover rate                              174%             82%         27%           140%          50%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                     1.87%(a)        1.68%(a)    2.32%+(a)      2.25%(a)     1.81%(a)

                                                   21st
                                                  Century
                                                Portfolio**
                                                  Period
                                                   ended
                                                 12/31/98*
Net asset value, beginning of period              $10.00
Income from investment operations:
Net investment income                               0.02
Net realized and unrealized gain/(loss) on
 investments                                        0.62
Net increase/(decrease) in net asset value from
 operations                                         0.64
Less distributions:
Dividends from net investment income               (0.02)##
Dividends from net realized capital gains             --
Total dividends and distributions                  (0.02)##
Net asset value, end of period                    $10.62
Total return++                                      6.44%
=============================================== ===========
Ratio to average net assets/supplemental data:
Net assets, end of period (in 000's)              $4,796
Ratio of operating expenses to average net
 assets                                             1.00%+(a)
Ratio of net investment income to average net
 assets                                             0.44%+
Portfolio turnover rate                               40%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                     2.41%+(a)

                                  *Portfolio commenced operations on March 27, 1998. Shares were offered to the public on April 6, 1998.
                                  ** Prior to May 1, 2001, Nations Marsico 21st Century Portfolio was known as Nations Aggressive Growth Portfolio and prior to May 1, 2000, Nations Aggressive Growth Portfolio was known as Nations Disciplined Equity Portfolio.
                                  + Annualized.
                                  ++ Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.
                                  # Per share net investment income has been calculated using the monthly average shares method.
                                  ## Includes distributions in excess of net investment income or from net realized gains which amounted to less than $0.01 per share.
                                  (a) The effect of the custodial expense
                                  offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                                  (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                               FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 Focused          Focused        Focused                          Growth &
                                                 Equities         Equities       Equities     Growth & Income      Income
                                                Portfolio        Portfolio      Portfolio        Portfolio       Portfolio
                                                Year ended       Year ended    Period ended     Year ended       Year ended
                                                12/31/00#        12/31/99#      12/31/98*        12/31/00#       12/31/99#
Net asset value, beginning of period             $  19.71         $  13.00       $ 10.00          $ 18.86         $ 12.16
Income from investment operations:
Net investment income/(loss)                         0.01            (0.03)         0.02             0.00**         (0.03)
Net realized and unrealized gain/(loss) on
 investments                                        (3.09)            6.90          3.00            (2.34)           6.73
Net increase/(decrease) in net asset value from
 operations                                         (3.08)            6.87          3.02            (2.34)           6.70
Less distributions:
Dividends from net investment income                (0.01)              --         (0.02)##         (0.00)**           --
Dividends in excess of net investment income        (0.00)**            --            --               --              --
Dividends from net realized capital gains           (0.31)           (0.16)           --            (0.19)             --
Total dividends and distributions                   (0.32)##         (0.16)        (0.02)##         (0.19)             --
Net asset value, end of period                   $  16.31         $  19.71       $ 13.00          $ 16.33         $ 18.86
Total return++                                     (15.82)%          53.28%        30.16%          (12.42)%         55.10%
=============================================== ==========       ==========    ============   ===============    ==========
Ratio to average net assets/supplemental data:
Net assets, end of period (in 000's)             $148,714         $113,115       $24,521          $90,791         $64,049
Ratio of operating expenses to average net
 assets                                              1.10%(a)(b)      1.10%(a)      1.10%+(a)        1.10%(a)(b)     1.10%(a)
Ratio of net investment income to average net
 assets                                              0.06%           (0.17)%        0.33%+           0.01%          (0.20)%
Portfolio turnover rate                               141%             134%          236%             122%            110%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                      1.36%(a)         1.38%(a)      1.94%+(a)        1.39%(a)        1.41%(a)

                                                Growth &
                                                 Income
                                                Portfolio
                                                 Period
                                                  ended
                                                12/31/98*
Net asset value, beginning of period             $ 10.00
Income from investment operations:
Net investment income/(loss)                        0.02
Net realized and unrealized gain/(loss) on
 investments                                        2.16
Net increase/(decrease) in net asset value from
 operations                                         2.18
Less distributions:
Dividends from net investment income               (0.02)##
Dividends in excess of net investment income          --
Dividends from net realized capital gains             --
Total dividends and distributions                  (0.02)##
Net asset value, end of period                   $ 12.16
Total return++                                     21.80%
=============================================== =========
Ratio to average net assets/supplemental data:
Net assets, end of period (in 000's)             $15,576
Ratio of operating expenses to average net
 assets                                             1.10%+(a)
Ratio of net investment income to average net
 assets                                             0.40%+
Portfolio turnover rate                              184%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                     1.99%+(a)

                               *Portfolio commenced operations on March 27, 1998. Shares were offered to the public on April 6, 1998.
                               **Amount represents less than $0.01 per share.
                               + Annualized.
                               ++ Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.
                               # Per share net investment income has been calculated using the monthly average shares method.
                               ## Includes distributions in excess of net investment income or from net realized gains which amounted to less than $0.01 per share.
                               (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                               (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             Capital                     Capital                                   Small
                                             Growth        Capital       Growth         Small         Small       Company
                                           Portfolio**     Growth      Portfolio**     Company       Company    Portfolio***
                                              Year       Portfolio**      Year       Portfolio***  Portfolio***    Period
                                              ended      Year ended       ended       Year ended    Year ended     ended
                                            12/31/00      12/31/99#     12/31/98*     12/31/00#     12/31/99#    12/31/98*
Net asset value, beginning of period         $ 13.03       $ 11.06       $10.00         $ 9.55        $ 9.03       $10.00
Income from investment operations:
Net investment income/(loss)                    0.07          0.08         0.06           0.03          0.01         0.03
Net realized and unrealized gain/(loss) on
 investments                                   (1.57)         1.95         1.07           1.03          0.52        (0.97)
Net increase/(decrease) in net asset value
 from operations                               (1.50)         2.03         1.13           1.06          0.53        (0.94)
Less distributions:
Dividends from net investment income           (0.07)        (0.06)       (0.07)##          --         (0.01)       (0.03)##
Dividends in excess of net investment
 income                                           --            --           --          (0.44)           --           --
Dividends from net realized capital gains         --            --           --          (0.44)           --           --
Distributions from paid in capital                --            --           --          (0.34)           --           --
Total dividends and distributions              (0.07)        (0.06)       (0.07)##       (1.22)##      (0.01)       (0.03)##
Net asset value, end of period               $ 11.46       $ 13.03       $11.06         $ 9.39        $ 9.55       $ 9.03
Total return++                                (11.51)%       18.27%       11.39%         10.84%         5.92%       (9.35)%
========================================== ===========   ===========   ===========   ============  ============ ============
Ratio to average net assets/supplemental
 data:
Net assets, end of period (in 000's)         $22,542       $20,680       $9,931         $9,328        $7,187       $6,098
Ratio of operating expenses to average net
 assets                                         0.75%(a)      0.75%(a)     0.75%+(a)      0.68%(a)      0.75%        0.75%+(a)
Ratio of net investment income to average
 net assets                                     0.63%         0.64%        1.04%+         0.31%         0.14%        0.49%+
Portfolio turnover rate                           80%           76%          16%            94%           55%          44%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                 1.28%(a)      1.07%(a)     1.62%+(a)      1.92%(a)      1.21%        1.70%+(a)

                                           International
                                               Value
                                             Portfolio
                                           Period ended
                                           12/31/00****
Net asset value, beginning of period          $10.00
Income from investment operations:
Net investment income/(loss)                    0.04
Net realized and unrealized gain/(loss) on
 investments                                   (0.57)
Net increase/(decrease) in net asset value
 from operations                               (0.53)
Less distributions:
Dividends from net investment income           (0.04)
Dividends in excess of net investment
 income                                           --
Dividends from net realized capital gains         --
Distributions from paid in capital                --
Total dividends and distributions              (0.04)
Net asset value, end of period                $ 9.43
Total return++                                 (5.35)%
========================================== =============
Ratio to average net assets/supplemental
 data:
Net assets, end of period (in 000's)          $2,122
Ratio of operating expenses to average net
 assets                                         1.25%+
Ratio of net investment income to average
 net assets                                     1.32%+
Portfolio turnover rate                            2%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                 7.59%+

                               * Portfolio commenced operations on March 27, 1998. Shares were offered to the public on April 6, 1998.
                               ** Prior to May 1, 2001, Nations Capital Growth Portfolio was known as Nations Managed Index Portfolio.
                               *** Prior to May 1, 2001, Nations Small Company Portfolio was known as Nations SmallCap Index Portfolio and prior to May 1, 2000, Nations SmallCap Index Portfolio was known as Nations Managed SmallCap Index Portfolio.
                               **** Portfolio commenced operations on July 7, 2000.
                               + Annualized.
                               ++ Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.
                               # Per share net investment income has been calculated using the monthly average shares method.
                               ## Includes distributions in excess of net investment income or from net realized gains which amounted to less than $0.01 per share.
                               (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                              International International International    Asset         Asset
                                              Opportunities Opportunities Opportunities  Allocation    Allocation
                                               Portfolio**   Portfolio**   Portfolio**  Portfolio***  Portfolio***
                                               Year ended    Year ended   Period ended   Year ended    Year ended
                                                12/31/00      12/31/99#     12/31/98*     12/31/00     12/31/99#
Net asset value, beginning of period             $ 14.35       $10.28        $10.00        $ 9.65        $ 9.68
Income from investment operations:
Net investment income/(loss)                        0.02         0.06          0.06          0.31          0.20
Net realized and unrealized gain/(loss) on
 investments                                       (1.99)        4.35          0.25          0.48         (0.06)
Net increase/(decrease) in net asset value
 from operations                                   (1.97)        4.41          0.31          0.79          0.14
Less distributions:
Dividends from net investment income               (0.02)       (0.05)        (0.03)##      (0.31)        (0.17)
Dividends in excess of net investment income          --           --            --            --            --
Dividends from net realized capital gains          (0.19)       (0.29)           --            --            --
Total dividends and distributions                  (0.21)       (0.34)        (0.03)##      (0.31)        (0.17)
Net asset value, end of period                   $ 12.17       $14.35        $10.28        $10.13        $ 9.65
Total return++                                    (13.81)%      43.05%         3.11%         8.14%         1.44%
============================================= ============= ============= ============= ============  ============
Ratio to average net assets/supplemental
 data:
Net assets, end of period (in 000's)             $13,937       $5,898        $2,310        $7,321        $6,548
Ratio of operating expenses to average net
 assets                                             1.25%        1.25%         1.25%+        1.00%(a)      1.00%(a)
Ratio of net investment income to average net
 assets                                             0.20%        0.43%         1.09%+        3.38%         2.01%
Portfolio turnover rate                               30%          24%           16%          210%           75%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                     2.20%        2.64%         4.09%+        2.21%(a)      1.79%(a)

                                                 Asset
                                               Allocation     High Yield
                                              Portfolio***       Bond
                                                 Period       Portfolio
                                                 ended       Period ended
                                               12/31/98*     12/31/00****
Net asset value, beginning of period             $10.00         $10.00
Income from investment operations:
Net investment income/(loss)                       0.09           0.50
Net realized and unrealized gain/(loss) on
 investments                                      (0.31)         (1.03)
Net increase/(decrease) in net asset value
 from operations                                  (0.22)         (0.53)
Less distributions:
Dividends from net investment income              (0.10)##       (0.50)
Dividends in excess of net investment income         --          (0.01)
Dividends from net realized capital gains            --             --
Total dividends and distributions                 (0.10)##       (0.51)
Net asset value, end of period                   $ 9.68         $ 8.96
Total return++                                    (2.23)%        (5.34)%
============================================= ============   ============
Ratio to average net assets/supplemental
 data:
Net assets, end of period (in 000's)             $3,823         $9,843
Ratio of operating expenses to average net
 assets                                            1.00%+(a)      1.00%+
Ratio of net investment income to average net
 assets                                            2.36%+        10.68%+
Portfolio turnover rate                              94%            74%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                    2.71%+(a)      1.78%+

                               * Portfolio commenced operations on March 27, 1998. Shares were offered to the public on April 6, 1998.
                               ** Prior to May 1, 2001, Nations Marsico
                               International Opportunities Portfolio was known as Nations International Growth Portfolio.
                               *** Prior to May 1, 2001, Nations Asset
                               Allocation Portfolio was known as Nations
                               Balanced Assets Portfolio.
                               **** Portfolio commenced operations on July 7, 2000.
                               + Annualized.
                               ++ Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.
                               # Per share net investment income has been calculated using the monthly average shares method.
                               ## Includes distributions in excess of net investment income or from net realized gains which amounted to less than $0.01 per share.
                               (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

[Graphic]
        Terms used in this prospectus

Asset-backed security - a debt security that gives you an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including real property, receivables or mortgages, generally issued by banks, credit card companies or other lenders. Some securities may be issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

Cash equivalents - short-term, interest-bearing instruments, including obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, bank obligations, asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investor Services, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).

Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

Convertible debt - a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

Convertible security - a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

CS First Boston High Yield Index - the Credit Suisse First Boston Global High Yield Index is an unmanaged, trader priced portfolio constructed to mirror the high yield debt market. The index is not available for investment.

Depositary receipts - evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

Duration - a security's or portfolio's sensitivity to changes in interest rates. For example, if interest rates rise by one percentage point, the share price of a portfolio with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the portfolio's share price would rise by about 5%.

Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

Foreign security - a debt or equity security issued by a foreign company or government.

Fundamental analysis - a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

High-yield debt security - debt securities that, at the time of investment by the sub-adviser, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined to be of comparable quality.

Investment grade - a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other nationally recognized statistical rating organization NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

Lehman Aggregate Bond Index - an index made up of the Lehman
Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indices include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. It is not available for investment.

Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Mortgage-backed security or Mortgage-related security - a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MSCI EAFE Index - Morgan Stanley Capital International Europe, Australasia and Far East Index, an index of over 1,100 stocks from 21 developed markets in Europe, Australia, New Zealand and Asia. The index reflects the relative size of each market. It is not available for investment.

Non-diversified - a portfolio that holds securities of fewer issuers than other kinds of portfolios. Non-diversified portfolios tend to have greater price swings than more diversified portfolios because events affecting one or more of its securities may have a disproportionately large effect on the portfolio.

Preferred stock - a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors.

Price-to-earnings ratio (P/E ratio) - the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

Private placement - a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the U.S. Securities and Exchange Commission or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors rather than individuals. Securities acquired through private placements generally have limitations on resale.

Quantitative analysis - an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a portfolio to buy.

Right - a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

Russell 1000 Index - an unmanaged index comprised of the 1000 largest stocks in the Russell 3000 Index. The Russell 1000 Index represents approximately 89% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 1000 is considered a "large cap" index. It is not available for investment.

Russell 1000 Growth Index - an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with high price-to-book ratios and forecasted growth relative to the Russell 1000 index as a whole. It is not available for investment.

Russell 2000 Index - an unmanaged index of 2,000 of the smallest stocks representing 11% of the U.S. equity market. The index is weighted by market capitalization. It is not available for investment.

S&P 500/1/ - Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of 500 widely held common stocks. It is not available for investment.

S&P MidCap 400/1/ - an unmanaged index of 400 domestic stocks chosen for market size, liquidity and industry representation. The index is weighted by market value. It is not available for investment.

S&P SmallCap 600/1/ - Standard & Poor's SmallCap 600 Index, an unmanaged index of 600 common stocks, weighted by market capitalization. It is not available for investment.

S&P SuperComposite 1500/1/ - an index created by Standard & Poors combining the companies represented in three other indices -- the S&P 500, MidCap 400 and SmallCap 600. The index represents 87% of the total capitalization of U.S. equity markets. It is not available for investment.

S&P/BARRA Value Index/1/ - an unmanaged index of a group of stocks from the S&P 500 that have low price-to-book ratios relative to the S&P 500 as a whole. It is weighted by market capitalization, and is not available for investment.

Senior security - a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

Warrant - a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

Zero-coupon bond - a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

/1/S&P and BARRA have not reviewed any stock included in the S&P 400, S&P 500, S&P 600, S&P SuperComposite 1500 or S&P/BARRA Value Index for its investment merit. S&P and BARRA determine and calculate their indices independently of the Portfolios and are not a sponsor or affiliate of the Portfolios. S&P and BARRA give no information and make no statements about the suitability of investing in the Portfolios or the ability of their indices to track stock market performance. S&P and BARRA make no guarantees about the indices, any data included in them and the suitability of the indices or their data for any purpose. "Standard and Poor's," "S&P 400," "S&P 500," "S&P 600" and "S&P SuperComposite 1500" are trademarks of The McGraw-Hill Companies, Inc.

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                                      57

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                                      58

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                                      59

[Graphic]
     NATIONS SEPARATE ACCOUNT TRUST

     NATIONS SEPARATE ACCOUNT TRUST PORTFOLIOS ARE AVAILABLE ONLY TO OWNERS OF VARIABLE ANNUITY CONTRACTS OR VARIABLE LIFE INSURANCE POLICIES ISSUED BY LEADING LIFE INSURANCE COMPANIES.


     PLEASE REFER TO THE
     PROSPECTUS THAT DESCRIBES
     YOUR ANNUITY CONTRACT OR
     LIFE INSURANCE POLICY FOR
     INFORMATION ABOUT HOW TO
     BUY, SELL AND TRANSFER
     YOUR INVESTMENT AMONG
     SHARES OF THE PORTFOLIOS.


     SEC file number Nations Separate Account Trust, 811-04305



[Graphic]
      Where to find more information

You'll find more information about Nations Separate Account Trust Portfolios in the following documents:

     ANNUAL AND SEMI-ANNUAL REPORTS
     The annual and semi-annual reports contain information about portfolio investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Portfolio's performance during the period covered.


[GraphSiTcA]TEMENT OF ADDITIONAL INFORMATION
     The SAI contains additional information about the Portfolios and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Portfolios and make shareholder inquiries by contacting Nations Separate Account Trust:

     By telephone: 1.800.321.7854

     By mail:
     Nations Separate Account Trust
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255

     On the Internet: www.nations-funds.com

     Information about the Portfolios can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Portfolios are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

[LOGO] Nations Funds

                         NATIONS SEPARATE ACCOUNT TRUST

                            ONE BANK OF AMERICA PLAZA
                                   33rd Floor
                               Charlotte, NC 28255
                                 1-800-626-2275

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23.    Exhibits

          All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 333-40265; 811-08481)

-----------------------------------------------------------------------------------
Exhibit Letter           Description

-----------------------------------------------------------------------------------
(a)                     Articles of Incorporation:

(a)(1)                  Amended and Restated Declaration of Trust dated February
                        5, 1998, incorporated by reference to Post-Effective
                        Amendment No. 4, filed March 7, 2000.

-----------------------------------------------------------------------------------
(b)                     Bylaws:

(b)(1) Amended and Restated Bylaws dated February 5, 1998, last amended February 22, 2001, incorporated by reference to Post-Effective Amendment No. 8, filed April 30, 2001.

-----------------------------------------------------------------------------------
(c)                     Instruments Defining Rights of Securities Holders:

                        Not Applicable

-----------------------------------------------------------------------------------
(d)                     Investment Advisory Contracts:

(d)(1)                  Investment Advisory Agreement between Banc of America
                        Advisors, LLC (formerly Banc of America Advisors, Inc.
                        and NationsBanc Advisors, Inc.) ("BA Advisors") and
                        Nations Separate Account Trust (formerly Nations Annuity
                        Trust) ("Registrant") dated February 25, 1998, Schedule
                        I dated May 1, 2001, incorporated by reference to Post-Effective Amendment No. 8, filed April 30, 2001.

-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
Exhibit Letter           Description

-----------------------------------------------------------------------------------
(d)(2)                  Investment Advisory Agreement between BA Advisors and
                        the Registrant dated July 3, 2000, Schedule I dated May
                        1, 2001, incorporated by reference to Post-Effective
                        Amendment No. 8, filed April 30, 2001.

(d)(3)                  Sub-Advisory Agreement among BA Advisors, Banc of
                        America Capital Management, LLC (formerly Banc of
                        America Capital Management, Inc. and TradeStreet
                        Investment Associates, Inc.) ("BACAP") and the
                        Registrant dated February 25, 1998, Schedule I dated May
                        1, 2001, incorporated by reference to Post-Effective
                        Amendment No. 8, filed April 30, 2001.

(d)(4)                  Sub-Advisory Agreement among BA Advisors, Marsico
                        Capital Management, Inc. ("Marsico Capital") and the
                        Registrant dated April 12, 2001, Schedule I dated May 1,
                        2001, incorporated by reference to Post-Effective
                        Amendment No. 8, filed April 30, 2001.

(d)(5)                  Sub-Advisory Agreement among BA Advisors, Brandes
                        Investment Partners, L.P. ("Brandes") and the Registrant dated July 3, 2000, incorporated by reference to Post-Effective Amendment No. 6, filed October 11, 2000.

(d)(6)                  Sub-Advisory Agreement among BA Advisors, MacKay Shields
                        LLC ("MacKay Shields") and the Registrant dated July 3,
                        2000, incorporated by reference to Post-Effective
                        Amendment No. 6, filed October 11, 2000.

(d)(7) Interim Sub-Advisory Agreement among BA Advisors, BACAP and the Registrant dated January 1, 2002, filed herewith.

-----------------------------------------------------------------------------------
(e)                     Underwriting Contract:

(e)(1)                  Distribution Agreement between the Registrant and
                        Stephens Inc. ("Stephens") dated February 25, 1998,
                        Schedule I dated May 1, 2001, incorporated by reference to Post-Effective Amendment No. 8, filed April 30, 2001.

-----------------------------------------------------------------------------------
(f)                     Bonus or Profit Sharing Contracts:

(f)(1) Deferred Compensation Plan dated August 6, 1997, incorporated by reference to Post-Effective Amendment
                        No. 4, filed March 7, 2000.

-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
Exhibit Letter           Description

-----------------------------------------------------------------------------------
(g)                     Custodian Agreements:

(g)(1)                  Amended and Restated Custody Agreement between the
                        Registrant and The Bank of New York ("BNY") dated July
                        2, 2001, filed herewith.

-----------------------------------------------------------------------------------
(h)                     Other Material Contracts:

(h)(1)                  Co-Administration Agreement among the Registrant,
                        Stephens and BA Advisors dated December 1, 1998,
                        Schedule I dated May 1, 2001, incorporated by reference to Post-Effective Amendment No. 8, filed April 30, 2001.

(h)(2) Sub-Administration Agreement among the Registrant, BNY and BA Advisors dated December 1, 1998, Schedule I dated
                        May 1, 2001, incorporated by reference to Post-Effective
                        Amendment No. 8, filed April 30, 2001.

(h)(3)                  Transfer Agency and Services Agreement between PFPC Inc.
                        (formerly First Data Investor Services Group, Inc.)
                        ("PFPC") and the Nations Funds family dated June 1,
                        1995, Schedule G dated November 19, 2001, filed herewith.

(h)(4)                  Adoption Agreement and Amendment to Transfer Agency and
                        Service Agreement dated February 25, 1998, incorporated by reference to Post-Effective Amendment No. 4, filed
                        March 7, 2000.

(h)(5) Amendment to Transfer Agency and Services Agreement dated December 1, 1999, incorporated by reference to Post-Effective Amendment No. 4, filed March 7, 2000.

(h)(6)                  Participation Agreement with Hartford Life Insurance
                        Company dated March 13, 1998, incorporated by reference to Post-Effective Amendment No. 4, filed March 7, 2000.

(h)(7)                  Form of Participation Agreement with Anchor National
                        Life Insurance Company, incorporated by reference to Post-Effective Amendment No. 6, filed October 11, 2000.

(h)(8)                  Participation Agreement with Transamerica Life
                        Insurance Company dated May 1, 2001, incorporated by reference to Post-Effective Amendment No. 8, filed April
                        30, 2001.

-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
Exhibit Letter           Description

-----------------------------------------------------------------------------------
(h)(9)                  Amended and Restated Foreign Custody Manager Agreement
                        between BNY and the Nations Funds family dated July 2,
                        2001, Appendix dated November 19, 2001, filed herewith.

----------------------------------------------------------------------------------
(i)                     Legal Opinion

(i)(1)                  Opinion and Consent of Counsel, filed herewith.

-----------------------------------------------------------------------------------
(j)                     Other Opinions

(j)(1)                  Consent of Independent Accountants --PricewaterhouseCoopers
                        LLP, to be filed by amendment.

-----------------------------------------------------------------------------------
(k)                     Omitted Financial Statements

                        Not Applicable

-----------------------------------------------------------------------------------
(l)                     Initial Capital Agreement:

(l)(1)                  Investment Letter, incorporated by reference to

                        Pre-Effective Amendment No. 1, filed February 20, 1998.
-----------------------------------------------------------------------------------
(m)                     Rule 12b-1 Plan:

(m)(1) Shareholder Servicing and Distribution Plan, Exhibit A dated May 1, 2001, incorporated by reference to Post-Effective Amendment No. 8, filed April 30, 2001.

-----------------------------------------------------------------------------------
(n)                     Financial Data Schedule:

                        Not Applicable

-----------------------------------------------------------------------------------
(o)                     Rule 18f-3 Plan:

                        Not Applicable

-----------------------------------------------------------------------------------
(p)                     Codes of Ethics:

(p)(1) Nations Funds Code of Ethics, incorporated by reference to Post-Effective Amendment No. 6, filed October 11,
                        2000.

(p)(2) BA Advisors Code of Ethics, incorporated by reference to Post-Effective Amendment No. 6, filed October 11,
                        2000.

-----------------------------------------------------------------------------------

================================================================================
Exhibit letter        Description

--------------------------------------------------------------------------------
(p)(3) BACAP Code of Ethics, incorporated by reference to Post-Effective Amendment No. 6, filed October 11, 2000.

(p)(4) Marsico Capital Code of Ethics, incorporated by reference to Post-Effective Amendment No. 6, filed October 11, 2000.

(p)(5) Brandes Code of Ethics, incorporated by reference to Post-Effective Amendment No. 6, filed October 11, 2000.

(p)(6) MacKay Shields Code of Ethics, incorporated by reference to Post-Effective Amendment No. 6, filed October 11, 2000.

(p)(7) Stephens Code of Ethics, incorporated by reference to Post-Effective Amendment No. 6, filed October 11, 2000.

--------------------------------------------------------------------------------
(q)                 Powers of Attorney for Edmund L. Benson, Charles B. Walker,
                    A. Max Walker, Thomas S. Word, Jr., William H. Grigg, James Ermer, Thomas F. Keller, Carl E. Mundy, Jr., James B. Sommers, Cornelius J. Pings and William P. Carmichael, incorporated by reference to Post-Effective Amendment No. 4, filed March 7, 2000.

================================================================================
ITEM 24.  Persons Controlled by of Under Common Control with the Fund

     No person is controlled by or under common control with the Registrant.

ITEM 25.  Indemnification

     Article V, Section 5.3 of the Registrant's Declaration of Trust provides for the indemnification of the Registrant's trustees, officers, employees and other agents. Indemnification of the Registrant's administrators, distributor, custodian and transfer agent is provided for, respectively, in the Registrant's:

     1.  Co-Administration Agreement with Stephens and BA Advisors;

     2.  Sub-Administration Agreement with BNY and BA Advisors;

     3.  Distribution Agreement with Stephens;

     4.  Custody Agreement with BNY; and

     5.  Transfer Agency and Services Agreement with PFPC.

     Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in such case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

          The Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule 484 under the Securities Act of 1933, as amended (the "1933 Act") and Release No. 11330 under the Investment Company Act of 1940, as amended (the "1940 Act"), in connection with any indemnification.

          Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.  Business and Other Connections of the Investment Adviser

     To the knowledge of the Registrant, none of the directors or officers of BA Advisors, the adviser to the Registrant's portfolios, or BACAP, Marsico Capital, Brandes or MacKay Shields, the investment sub-advisers, except those set forth below, are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of BA Advisors, BACAP or Marsico Capital respectively, or other subsidiaries of Bank of America Corporation.

     (a) BA Advisors performs investment advisory services for the Registrant and certain other customers. BA Advisors is a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment adviser is incorporated by reference to Form ADV filed by BA Advisors with the SEC pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act") (file no. 801-49874).

     (b) BACAP performs investment sub-advisory services for the Registrant and certain other customers. BACAP is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by BACAP (formerly TradeStreet Investment Associates, Inc.) with the SEC pursuant to the Advisers Act (file no. 801-50372).

     (c) Marsico Capital performs investment sub-advisory services for the Registrant and certain other customers. Marsico Capital is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Marsico Capital with the SEC pursuant to the Advisers Act (file no. 801-54914).

     (d) Brandes performs investment sub-advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Brandes with the SEC pursuant to the Advisers Act (file no. 801-24896)

     (e) MacKay Shields performs investment sub-advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by MacKay Shields with the SEC pursuant to Advisers Act (file no. 801-5594).

ITEM 27.   Principal Underwriters

     (a) Stephens, distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as distributor for Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations Funds Trust, Wells Fargo Funds Trust, Wells Fargo Variable Trust, Barclays Global Investors Funds, Inc. and is the exclusive placement agent for Wells Fargo Core Trust, Nations Master Investment Trust and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc., Nations Balanced Target Maturity Fund,

Inc., and Hatteras Income Securities, Inc., closed-end management investment companies.

     (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens with the SEC pursuant to the 1940 Act (file No. 501-15510).

     (c)  Not applicable.

ITEM 28.  Location of Accounts and Records

     (1) BA Advisors, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment adviser and co-administrator).

     (2) BACAP, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment sub-adviser).

     (3) Marsico Capital, 1200 17/th/ Street, Suite 1300, Denver, CO 80202 (records relating to its function as investment sub-adviser).

     (4) Brandes, 12750 High Bluff Drive, San Diego, CA 92130 (records relating to its function as investment sub-advisor).

     (5) MacKay Shields, 9 West 57/th/ Street, New York, New York, 10019 (records relating to its function as investment sub-advisor).

     (6) Stephens, 111 Center Street, Little Rock, AR 72201 (records relating to its function as distributor and co-administrator).

     (7) PFPC 400 Bellevue Parkway, Wilmington, DE 19809 (records relating to its function as transfer agent).

     (8) BNY, 15 Broad Street, 7/th/ Floor, New York, NY 10286 (records relating to its function as custodian and sub-administrator)

ITEM 29.  Management Services

     Not Applicable

ITEM 30.  Undertakings

     Not Applicable

                                   SIGNATURES
                                   ----------
      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 15th day of February, 2002.

                                       NATIONS SEPARATE ACCOUNT TRUST

                                       By:                *
                                          --------------------------------------
                                                     A. Max Walker
                                                     President and Chairman
                                                     of the Board of Trustees

                                       By:  /s/ Richard H. Blank, Jr.
                                          --------------------------------------
                                                     Richard H. Blank, Jr.
                                                     *Attorney-in-Fact

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

          SIGNATURES                                    TITLE                                 DATE
          ----------                                    -----                                 ----
                *                              President and Chairman                  February 15, 2002
----------------------------------
(A. Max Walker)                               of the Board of Trustees
                                            (Principal Executive Officer)

 /s/ Richard H. Blank, Jr.                     Treasurer and Secretary                 February 15, 2002
----------------------------------
(Richard H. Blank, Jr.)                       (Principal Financial and
                                                 Accounting Officer)

                *                                      Trustee                         February 15, 2002
----------------------------------
(Edmund L. Benson, III)

                *                                      Trustee                         February 15, 2002
----------------------------------
(James Ermer)

                *                                      Trustee                         February 15, 2002
----------------------------------
(William H. Grigg)

                *                                      Trustee                         February 15, 2002
----------------------------------
(Thomas F. Keller)

                *                                      Trustee                         February 15, 2002
----------------------------------
(Carl E. Mundy, Jr.)

                *                                      Trustee                         February 15, 2002
----------------------------------
(Cornelius J. Pings)

                *                                      Trustee                         February 15, 2002
----------------------------------
(Charles B. Walker)

                *                                      Trustee                         February 15, 2002
----------------------------------
(Thomas S. Word)

                *                                      Trustee                         February 15, 2002
----------------------------------
(James B. Sommers)

 /s/ Richard H. Blank, Jr.
----------------------------------
Richard H. Blank, Jr.
*Attorney-in-Fact

                                 EXHIBIT INDEX

                         Nations Separate Account Trust
                               File No. 811-08481

Exhibit No.                Description
-----------                -----------

99.23(d)(7)                Interim Sub-Advisory Agreement between BA Advisors,
                           BACAP and Nations Separate Account Trust

99.23(g)(1)                Amended and Restated Custody Agreement between The
                           Bank of New York and Nations Separate Account Trust

99.23(h)(3)                Transfer Agency and Services Agreement between PFPC
                           Inc. and the Nations Fund Family

99.23(h)(9)                Amended and Restated Foreign Custody Manager
                           Agreement between BNY and the Nations Funds Family

99.23i(1)                  Opinion and Consent of Counsel